UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Risk Allocation Fund

Portfolio of Investments

February 28, 2014 (unaudited)

		Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES – 46.0%
Canada – 3.8%
Canadian Government Bond
4.25%, 12/01/21	CAD	13,461	$15,937,684

France – 3.7%
France Government Bond OAT
Series OATI
2.10%, 7/25/23	EUR	9,868	15,642,480

Germany – 5.5%
Deutsche Bundesrepublik Inflation Linked Bond
1.75%, 4/15/20		15,032	23,161,135

Italy – 4.1%
Italy Buoni Poliennali Del Tesoro
2.10%, 9/15/21 (a)		12,235	17,056,224

Japan – 6.0%
Japanese Government CPI Linked Bond
Series 17
0.10%, 9/10/23	JPY	2,397,700	25,266,914

Sweden – 3.7%
Sweden Government Bond
Series 3108
0.25%, 6/01/22	SEK	101,810	15,410,861

Turkey – 7.6%
Turkey Government Bond
3.00%, 2/23/22	TRY	35,428	15,516,215
4.50%, 2/11/15		34,925	16,069,944

			31,586,159

United States – 11.6%
U.S. Treasury Inflation Index
0.125%, 7/15/22 (TIPS)(b)	U.S.$	17,081	16,918,389
0.625%, 7/15/21 (TIPS)(b)		15,248	15,912,979
1.125%, 1/15/21 (TIPS)		14,707	15,833,966

			48,665,334

Total Inflation-Linked Securities (cost $190,558,630)			192,726,791

		Shares
COMMON STOCKS – 15.3%
Consumer Staples – 2.0%
Beverages – 0.4%
Anheuser-Busch InBev NV		567	59,305
Asahi Group Holdings Ltd.		3,400	95,596
Brown-Forman Corp. - Class B		672	56,314
Carlsberg A/S - Class B		640	67,426
Coca-Cola Amatil Ltd.		10,042	101,377
Coca-Cola Co. (The)		1,884	71,969
Coca-Cola Enterprises, Inc.		1,104	51,976
Coca-Cola HBC AG		2,229	55,328

Company	Shares	U.S. $ Value
Coca-Cola West Co., Ltd.	4,500	$83,535
Constellation Brands, Inc. - Class A(c)	585	47,403
Diageo PLC	2,068	64,939
Dr Pepper Snapple Group, Inc.	1,298	67,639
Heineken Holding NV	1,025	66,232
Heineken NV	1,034	69,820
Kirin Holdings Co., Ltd.	7,000	95,551
Molson Coors Brewing Co. - Class B	1,060	60,240
Monster Beverage Corp.(c)	450	33,300
PepsiCo, Inc.	925	74,065
Pernod Ricard SA	497	58,317
Remy Cointreau SA	609	51,590
SABMiller PLC (London)	1,286	62,977
Suntory Beverage & Food Ltd.	2,700	95,274
Treasury Wine Estates Ltd.	23,904	82,973

		1,573,146

Food & Staples Retailing – 0.5%
Aeon Co., Ltd.	7,700	94,356
Alimentation Couche Tard, Inc. - Class B	659	51,932
Carrefour SA	1,235	45,435
Casino Guichard Perrachon SA	515	58,338
Colruyt SA	1,228	68,024
Costco Wholesale Corp.	588	68,678
CVS Caremark Corp.	900	65,826
Delhaize Group SA	678	48,684
Distribuidora Internacional de Alimentacion SA	5,939	50,869
Empire Co., Ltd.	761	48,665
FamilyMart Co., Ltd.	1,600	71,408
George Weston Ltd.	693	50,331
J Sainsbury PLC	10,568	60,583
Jeronimo Martins SGPS SA	3,430	58,154
Koninklijke Ahold NV	3,988	74,339
Kroger Co. (The)	1,534	64,336
Lawson, Inc.	1,100	76,485
Loblaw Cos. Ltd.	1,246	51,413
Metcash Ltd.	33,619	93,032
Metro AG(c)	990	40,948
Metro, Inc.	842	47,054
Olam International Ltd.	35,000	49,071
Safeway, Inc.	1,141	42,730
Seven & I Holdings Co., Ltd.	1,900	71,442
Shoppers Drug Mart Corp.	917	49,937
Sysco Corp.	1,826	65,772
Tesco PLC	12,902	71,047
Wal-Mart Stores, Inc.	1,145	85,531
Walgreen Co.	870	59,116
Wesfarmers Ltd.	3,731	143,268
Whole Foods Market, Inc.	738	39,889
WM Morrison Supermarkets PLC	15,143	59,588
Woolworths Ltd.	4,840	156,005

		2,182,286

Food Products – 0.7%
Ajinomoto Co., Inc.	6,000	93,149
Archer-Daniels-Midland Co.	1,006	40,844
Aryzta AG(c)	823	68,631
Associated British Foods PLC	1,567	78,606

Company	Shares	U.S. $ Value
Barry Callebaut AG(c)	60	$74,796
Bunge Ltd.	724	57,638
Calbee, Inc.	3,900	94,870
Campbell Soup Co.	1,289	55,827
ConAgra Foods, Inc.	1,979	56,204
Danone	934	65,862
General Mills, Inc.	1,556	77,847
Golden Agri-Resources Ltd.	225,000	98,632
Green Mountain Coffee Roasters, Inc.	308	33,812
Hershey Co. (The)	668	70,688
Hormel Foods Corp.	728	34,544
JM Smucker Co. (The)	618	61,806
Kellogg Co.	1,271	77,137
Kerry Group PLC - Class A	1,135	85,742
Kikkoman Corp.	5,000	97,484
Kraft Foods Group, Inc.	1,242	68,645
Lindt & Spruengli AG	15	73,917
Lindt & Spruengli AG (REG)	2	116,123
McCormick & Co., Inc./MD	1,072	71,181
Mead Johnson Nutrition Co. - Class A	509	41,509
MEIJI Holdings Co., Ltd.	1,400	92,406
Mondelez International, Inc. - Class A	1,766	60,097
Nestle SA	1,113	84,082
Nippon Meat Packers, Inc.	5,000	80,425
Nisshin Seifun Group, Inc.	8,300	89,607
Nissin Foods Holdings Co., Ltd.	2,100	94,034
Orkla ASA	8,324	65,669
Saputo, Inc.	1,023	50,480
Suedzucker AG	2,264	62,906
Tate & Lyle PLC	5,143	55,290
Toyo Suisan Kaisha Ltd.	3,000	101,011
Tyson Foods, Inc. - Class A	1,287	50,772
Unilever NV	1,757	69,480
Unilever PLC	1,810	74,029
Wilmar International Ltd.	37,000	100,837
Yakult Honsha Co., Ltd.	1,800	86,593
Yamazaki Baking Co., Ltd.	8,000	92,868

		3,006,080

Household Products – 0.2%
Church & Dwight Co., Inc.	951	64,649
Clorox Co. (The)	796	69,475
Colgate-Palmolive Co.	1,093	68,673
Energizer Holdings, Inc.	450	43,803
Henkel AG & Co. KGaA	618	62,426
Henkel AG & Co. KGaA (Preference Shares)	623	69,421
Kimberly-Clark Corp.	681	75,148
Procter & Gamble Co. (The)	921	72,446
Reckitt Benckiser Group PLC	794	65,318
Svenska Cellulosa AB SCA - Class B	2,252	68,303
Unicharm Corp.	1,400	79,586

		739,248

Personal Products – 0.1%
Avon Products, Inc.	1,818	28,124
Beiersdorf AG	603	61,518
Estee Lauder Cos., Inc. (The) - Class A	678	46,673
Herbalife Ltd.(d)	162	10,789
Kao Corp.	2,800	96,416

Company	Shares	U.S. $ Value
L’Oreal SA	326	$55,229
Shiseido Co., Ltd.	4,500	79,860

		378,609

Tobacco – 0.1%
Altria Group, Inc.	1,706	61,859
British American Tobacco PLC	1,548	84,384
Imperial Tobacco Group PLC	1,860	75,869
Japan Tobacco, Inc.	2,699	85,962
Lorillard, Inc.	927	45,479
Philip Morris International, Inc.	859	69,502
Reynolds American, Inc.	1,333	67,756
Swedish Match AB	1,840	58,212

		549,023

		8,428,392

Health Care – 1.9%
Biotechnology – 0.2%
Actelion Ltd. (REG)(c)	801	84,873
Alexion Pharmaceuticals, Inc.(c)	140	24,752
Amgen, Inc.	336	41,671
Biogen Idec, Inc.(c)	83	28,276
BioMarin Pharmaceutical, Inc.(c)	298	24,138
Celgene Corp.(c)	181	29,096
CSL Ltd.	1,643	106,103
Gilead Sciences, Inc.(c)	357	29,556
Grifols SA	1,661	94,650
Novozymes A/S - Class B	2,363	109,826
Pharmacyclics, Inc.(c)	277	38,409
Regeneron Pharmaceuticals, Inc.(c)	77	25,603
Vertex Pharmaceuticals, Inc.(c)	235	19,002

		655,955

Health Care Equipment & Supplies – 0.4%
Abbott Laboratories	1,418	56,408
Baxter International, Inc.	845	58,727
Becton Dickinson and Co.	547	63,025
Boston Scientific Corp.(c)	2,236	29,292
CareFusion Corp.(c)	933	37,814
Cochlear Ltd.	1,556	79,705
Coloplast A/S - Class B	1,318	110,960
Covidien PLC	807	58,064
CR Bard, Inc.	387	55,790
DENTSPLY International, Inc.	963	43,701
Edwards Lifesciences Corp.(c)	519	36,205
Elekta AB - Class B	6,746	89,696
Essilor International SA	897	93,436
Getinge AB - Class B	3,021	108,731
Hologic, Inc.(c)	1,561	33,999
Intuitive Surgical, Inc.(c)	72	32,028
Medtronic, Inc.	933	55,290
Olympus Corp.(c)	2,000	69,490
ResMed, Inc.(d)	741	32,619
Smith & Nephew PLC	8,451	134,508

Company	Shares	U.S. $ Value
Sonova Holding AG(c)	706	$99,669
St Jude Medical, Inc.	671	45,172
Stryker Corp.	694	55,687
Sysmex Corp.	1,400	83,878
Terumo Corp.	1,400	59,935
Varian Medical Systems, Inc.(c)	538	45,100
William Demant Holding A/S(c)	1,009	90,801
Zimmer Holdings, Inc.	493	46,263

		1,805,993

Health Care Providers & Services – 0.4%
Aetna, Inc.	607	44,135
Alfresa Holdings Corp.	1,400	82,081
AmerisourceBergen Corp. - Class A	699	47,427
Cardinal Health, Inc.	641	45,851
Catamaran Corp.(c)	654	29,449
Celesio AG	2,111	74,351
CIGNA Corp.(c)	468	37,248
DaVita HealthCare Partners, Inc.(c)	675	46,393
Express Scripts Holding Co.(c)	568	42,776
Fresenius Medical Care AG & Co. KGaA	1,572	107,854
Fresenius SE & Co. KGaA	694	107,696
HCA Holdings, Inc.(c)	765	39,168
Henry Schein, Inc.(c)	457	54,401
Humana, Inc.	384	43,185
Laboratory Corp. of America Holdings(c)	502	46,957
McKesson Corp.	256	45,325
Medipal Holdings Corp.	5,300	81,930
Miraca Holdings, Inc.	1,700	77,559
Omnicare, Inc.	634	37,343
Patterson Cos., Inc.	1,237	50,915
Quest Diagnostics, Inc.	694	36,782
Ramsay Health Care Ltd.	2,116	91,456
Ryman Healthcare Ltd.	11,947	79,103
Sonic Healthcare Ltd.	6,645	103,448
Suzuken Co., Ltd./Aichi Japan	2,200	83,607
UnitedHealth Group, Inc.	665	51,384
Universal Health Services, Inc. - Class B	468	37,571
WellPoint, Inc.	413	37,414

		1,662,809

Health Care Technology – 0.0%
Cerner Corp.(c)	625	38,356
M3, Inc.	26	86,645

		125,001

Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	593	33,760
Illumina, Inc.(c)	156	26,752
Lonza Group AG(c)	881	92,974
Mettler-Toledo International, Inc.(c)	152	37,356
QIAGEN NV(c)	3,758	84,524
Thermo Fisher Scientific, Inc.	358	44,585
Waters Corp.(c)	421	46,899

		366,850

Company	Shares	U.S. $ Value
Pharmaceuticals – 0.8%
AbbVie, Inc.	800	$40,728
Actavis PLC(c)	346	76,404
Allergan, Inc./United States	316	40,132
Astellas Pharma, Inc.	1,200	78,001
AstraZeneca PLC	2,039	138,606
Bayer AG	650	92,170
Bristol-Myers Squibb Co.	783	42,102
Chugai Pharmaceutical Co., Ltd.	3,700	94,820
Daiichi Sankyo Co., Ltd.	4,500	77,770
Dainippon Sumitomo Pharma Co., Ltd.	4,500	83,538
Eisai Co., Ltd.	2,300	89,996
Eli Lilly & Co.	1,002	59,729
Forest Laboratories, Inc.(c)	522	50,932
GlaxoSmithKline PLC	5,085	142,429
Hisamitsu Pharmaceutical Co., Inc.	1,700	79,674
Hospira, Inc.(c)	764	33,066
Johnson & Johnson	750	69,090
Kyowa Hakko Kirin Co., Ltd.	7,000	75,258
Merck & Co., Inc.	1,061	60,466
Merck KGaA	594	104,250
Mitsubishi Tanabe Pharma Corp.	5,400	79,616
Mylan, Inc./PA(c)	782	43,456
Novartis AG	1,592	132,502
Novo Nordisk A/S - Class B	2,503	119,115
Ono Pharmaceutical Co., Ltd.	900	89,227
Orion Oyj - Class B	3,426	112,673
Otsuka Holdings Co., Ltd.	2,600	80,000
Perrigo Co. PLC	221	36,341
Pfizer, Inc.	1,857	59,628
Roche Holding AG	476	146,560
Sanofi	1,049	109,106
Santen Pharmaceutical Co., Ltd.	1,800	84,390
Shionogi & Co., Ltd.	3,800	82,564
Shire PLC	1,408	77,884
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	83,714
Takeda Pharmaceutical Co., Ltd.	1,800	86,502
Tsumura & Co.	3,200	85,351
UCB SA	1,024	81,910
Valeant Pharmaceuticals International, Inc.(c)	148	21,126
Zoetis, Inc.	1,380	42,808

		3,183,634

		7,800,242

Consumer Discretionary – 1.8%
Auto Components – 0.2%
Aisin Seiki Co., Ltd.	1,000	34,822
Autoliv, Inc.	237	22,833
BorgWarner, Inc.	409	25,133
Bridgestone Corp.	800	28,934
Cie Generale des Etablissements Michelin - Class B	383	46,558
Continental AG	169	41,076
Delphi Automotive PLC	339	22,567

Company	Shares	U.S. $ Value
Denso Corp.	700	$37,556
GKN PLC	6,670	45,235
Johnson Controls, Inc.	537	26,528
Koito Manufacturing Co., Ltd.	2,000	37,896
Magna International, Inc. (Toronto) - Class A	286	25,459
NGK Spark Plug Co., Ltd.	1,000	22,582
NHK Spring Co., Ltd.	2,900	30,260
NOK Corp.	1,800	29,564
Nokian Renkaat Oyj	881	39,483
Pirelli & C. SpA	1,955	33,995
Stanley Electric Co., Ltd.	1,300	29,910
Sumitomo Rubber Industries Ltd.	2,200	29,714
Toyoda Gosei Co., Ltd.	1,400	29,647
Toyota Boshoku Corp.	2,600	27,691
Toyota Industries Corp.	600	27,803
TRW Automotive Holdings Corp.(c)	287	23,626
Valeo SA	300	41,965
Yokohama Rubber Co., Ltd. (The)	3,000	29,320

		790,157

Automobiles – 0.2%
Bayerische Motoren Werke AG	369	42,814
Bayerische Motoren Werke AG (Preference Shares)	486	42,609
Daihatsu Motor Co., Ltd.	1,800	28,998
Daimler AG	444	41,304
Fiat SpA(c)	2,522	26,332
Ford Motor Co.	1,717	26,425
Fuji Heavy Industries Ltd.	1,100	29,859
General Motors Co.(c)	618	22,371
Harley-Davidson, Inc.	354	23,385
Honda Motor Co., Ltd.	900	32,394
Isuzu Motors Ltd.	4,000	24,457
Mazda Motor Corp.(c)	4,000	19,320
Mitsubishi Motors Corp.(c)	2,800	31,078
Nissan Motor Co., Ltd.	3,900	34,810
Porsche Automobil Holding SE (Preference Shares)	379	39,808
Renault SA	339	33,552
Suzuki Motor Corp.	1,200	32,286
Tesla Motors, Inc.(c) (d)	116	28,398
Toyota Motor Corp.	600	34,532
Volkswagen AG	160	40,771
Volkswagen AG (Preference Shares)	154	40,031
Yamaha Motor Co., Ltd.	2,300	33,405

		708,939

Distributors – 0.0%
Genuine Parts Co.	346	30,479
Jardine Cycle & Carriage Ltd.	1,000	30,992
LKQ Corp.(c)	459	12,802

		74,273

Diversified Consumer Services – 0.0%
Benesse Holdings, Inc.	800	30,132
Gree, Inc.	3,100	34,402
H&R Block, Inc.	628	19,870

		84,404

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure – 0.3%
Accor SA	824	$42,011
Carnival Corp.	596	23,637
Carnival PLC	1,005	41,329
Chipotle Mexican Grill, Inc. - Class A(c)	38	21,478
Compass Group PLC	3,307	52,271
Crown Resorts Ltd.	2,112	32,665
Darden Restaurants, Inc.	524	26,755
Echo Entertainment Group Ltd.	16,867	40,239
Flight Centre Travel Group Ltd.	920	42,761
Galaxy Entertainment Group Ltd.(c)	3,000	30,197
Genting Singapore PLC	28,000	29,720
InterContinental Hotels Group PLC	1,481	48,168
International Game Technology	1,007	15,196
Las Vegas Sands Corp.	245	20,886
Marriott International, Inc./DE - Class A	585	31,725
McDonald’s Corp.	499	47,480
McDonald’s Holdings Co. Japan Ltd.	1,200	32,073
MGM China Holdings Ltd.	6,400	27,399
MGM Resorts International(c)	707	19,478
OPAP SA	3,106	48,783
Oriental Land Co., Ltd./Japan	300	45,070
Royal Caribbean Cruises Ltd.	430	22,760
Sands China Ltd.	3,600	30,253
Shangri-La Asia Ltd.	18,000	30,080
SJM Holdings Ltd.	10,000	32,302
Sodexo	474	50,489
Starbucks Corp.	406	28,810
Starwood Hotels & Resorts Worldwide, Inc.	317	26,140
TABCORP Holdings Ltd.	14,179	44,966
Tatts Group Ltd.	11,864	30,988
Tim Hortons, Inc.	585	31,704
TUI Travel PLC	7,363	55,097
Whitbread PLC	914	68,595
William Hill PLC	6,795	45,172
Wyndham Worldwide Corp.	349	25,435
Wynn Macau Ltd.	7,200	34,662
Wynn Resorts Ltd.	92	22,309
Yum! Brands, Inc.	390	28,891

		1,327,974

Household Durables – 0.1%
Casio Computer Co., Ltd.	2,400	27,202
DR Horton, Inc.	747	18,346
Electrolux AB - Class B	1,747	41,368
Garmin Ltd.(d)	489	26,240
Husqvarna AB - Class B	7,433	50,198
Iida Group Holdings Co., Ltd.(c)	1,700	25,858
Leggett & Platt, Inc.	951	30,480
Lennar Corp. - Class A	468	20,536
Mohawk Industries, Inc.(c)	133	18,823
Newell Rubbermaid, Inc.	887	28,482
Panasonic Corp.	2,400	30,061
Persimmon PLC(c)	1,888	45,677
PulteGroup, Inc.	858	18,009

Company	Shares	U.S. $ Value
Rinnai Corp.	400	$33,669
Sekisui Chemical Co., Ltd.	3,000	34,282
Sekisui House Ltd.	3,200	40,210
Sharp Corp./Japan(c)	8,000	26,000
Sony Corp.	1,900	33,226
Toll Brothers, Inc.(c)	554	21,611
Whirlpool Corp.	135	19,525

		589,803

Internet & Catalog Retail – 0.0%
Amazon.com, Inc.(c)	49	17,743
Expedia, Inc.	210	16,491
Liberty Interactive Corp. - Class A(c)	801	23,389
NetFlix, Inc.(c)	37	16,488
priceline.com, Inc.(c)	16	21,582
Rakuten, Inc.	1,799	25,862
TripAdvisor, Inc.(c)	168	16,840

		138,395

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	507	27,966
Mattel, Inc.	595	22,200
Namco Bandai Holdings, Inc.	1,300	29,156
Nikon Corp.	1,500	27,536
Polaris Industries, Inc.	168	22,517
Sankyo Co., Ltd.	600	24,950
Sega Sammy Holdings, Inc.	1,300	30,481
Shimano, Inc.	300	27,192
Yamaha Corp.	2,000	27,461

		239,459

Media – 0.4%
Axel Springer SE	838	59,126
British Sky Broadcasting Group PLC	2,889	45,475
Cablevision Systems Corp. - Class A	1,131	19,906
CBS Corp. - Class B	351	23,545
Charter Communications, Inc. - Class A(c)	134	16,987
Comcast Corp. - Class A	502	25,948
Comcast Corp. - Special Class A	548	27,342
Dentsu, Inc.	800	30,169
DIRECTV(c)	385	29,876
Discovery Communications, Inc. - Class A(c)	297	24,746
Discovery Communications, Inc. - Class C(c)	305	23,525
DISH Network Corp. - Class A(c)	298	17,534
Eutelsat Communications SA	1,356	44,187
Hakuhodo DY Holdings, Inc.	3,700	27,701
Interpublic Group of Cos., Inc. (The)	1,160	20,555
ITV PLC	14,146	47,809
JCDecaux SA	961	42,383
Kabel Deutschland Holding AG	305	43,341
Lagardere SCA	1,113	44,638
Liberty Global PLC - Class A(c)	313	27,090
Liberty Global PLC - Series C(c)	288	24,382
Liberty Media Corp. - Class A(c)	179	24,552
News Corp. - Class A(c)	1,468	26,908

Company	Shares	U.S. $ Value
Omnicom Group, Inc.	327	$24,747
Pearson PLC	2,708	45,860
ProSiebenSat.1 Media AG	732	34,844
Publicis Groupe SA	433	41,094
REA Group Ltd.	843	37,321
Reed Elsevier NV	2,498	54,668
Reed Elsevier PLC	3,757	57,600
Rtl Group(c)	172	22,184
Scripps Networks Interactive, Inc. - Class A	321	26,078
SES SA	1,231	42,872
Shaw Communications, Inc. - Class B	1,187	27,453
Singapore Press Holdings Ltd.	10,000	32,770
Sirius XM Holdings, Inc.(c)	5,714	20,628
Sky Deutschland AG(c)	2,398	25,068
Telenet Group Holding NV	1,069	68,229
Thomson Reuters Corp.	765	26,253
Time Warner Cable, Inc. - Class A	226	31,719
Time Warner, Inc.	444	29,806
Toho Co., Ltd./Tokyo	1,500	29,097
Twenty-First Century Fox, Inc. - Class A	775	25,993
Twenty-First Century Fox, Inc. - Class B	748	24,332
Viacom, Inc. - Class B	306	26,845
Walt Disney Co. (The)	374	30,223
Wolters Kluwer NV	1,735	49,986
WPP PLC	1,824	39,950

		1,593,345

Multiline Retail – 0.1%
Canadian Tire Corp., Ltd. - Class A	249	22,453
Dollar General Corp.(c)	385	23,061
Dollar Tree, Inc.(c)	509	27,878
Dollarama, Inc.	280	21,835
Don Quijote Holdings Co., Ltd.	500	27,235
Family Dollar Stores, Inc.	316	20,698
Harvey Norman Holdings Ltd.	13,080	37,581
Isetan Mitsukoshi Holdings Ltd.	2,300	26,050
J Front Retailing Co., Ltd.	4,000	25,423
Kohl’s Corp.	429	24,105
Macy’s, Inc.	424	24,533
Marks & Spencer Group PLC	5,359	45,112
Marui Group Co., Ltd.	2,500	20,650
Next PLC	390	43,964
Nordstrom, Inc.	468	28,773
Sears Holdings Corp.(c) (d)	184	8,234
Takashimaya Co., Ltd.	3,000	26,125
Target Corp.	527	32,959

		486,669

Specialty Retail – 0.2%
ABC-Mart, Inc.	700	27,789
Advance Auto Parts, Inc.	178	22,670
AutoZone, Inc.(c)	61	32,845
Bed Bath & Beyond, Inc.(c)	428	29,027
Best Buy Co., Inc.	599	15,951
CarMax, Inc.(c)	500	24,215
Dick’s Sporting Goods, Inc.	385	20,663
Fast Retailing Co., Ltd.	100	34,619

Company	Shares	U.S. $ Value
Folli Follie SA(c)	1,342	$47,143
GameStop Corp. - Class A	396	14,775
Gap, Inc. (The)	559	24,456
Hennes & Mauritz AB - Class B	1,144	51,515
Home Depot, Inc. (The)	410	33,632
Inditex SA	270	38,770
JUMBO SA(c)	2,467	46,753
Kingfisher PLC	7,349	48,440
L Brands, Inc.	433	24,391
Lowe’s Cos., Inc.	532	26,616
Nitori Holdings Co., Ltd.	600	27,179
O’Reilly Automotive, Inc.(c)	184	27,756
PetSmart, Inc.	417	27,964
Ross Stores, Inc.	379	27,591
Sanrio Co., Ltd.	800	30,621
Shimamura Co., Ltd.	300	27,174
Staples, Inc.	1,249	16,974
Tiffany & Co.	286	26,670
TJX Cos., Inc. (The)	484	29,747
Tractor Supply Co.	325	22,932
Ulta Salon Cosmetics & Fragrance, Inc.(c)	151	13,543
Urban Outfitters, Inc.(c)	542	20,292
USS Co., Ltd.	2,200	29,731
Yamada Denki Co., Ltd.	8,000	26,565

		919,009

Textiles, Apparel & Luxury Goods – 0.2%
Adidas AG	361	41,974
Asics Corp.	1,700	33,296
Burberry Group PLC	1,747	45,012
Christian Dior SA	212	41,747
Cie Financiere Richemont SA	433	43,016
Coach, Inc.	508	24,795
Fossil Group, Inc.(c)	128	14,708
Gildan Activewear, Inc.	415	21,277
Hugo Boss AG	409	54,409
Kering	217	44,343
Li & Fung Ltd.	26,000	34,035
Lululemon Athletica, Inc.(c)	360	18,112
Luxottica Group SpA	335	18,600
LVMH Moet Hennessy Louis Vuitton SA	267	49,371
Michael Kors Holdings Ltd.(c)	263	25,782
NIKE, Inc. - Class B	360	28,188
PVH Corp.	207	26,171
Ralph Lauren Corp.	149	24,001
Swatch Group AG (The)	72	47,949
Swatch Group AG (The) (REG)	447	52,459
Under Armour, Inc. - Class A(c)	179	20,254
VF Corp.	422	24,725
Yue Yuen Industrial Holdings Ltd.	10,000	30,518

		764,742

		7,717,169

Financials – 1.8%
Capital Markets – 0.2%
3i Group PLC	3,400	23,951
Aberdeen Asset Management PLC	3,199	20,872

Company	Shares	U.S. $ Value
Affiliated Managers Group, Inc.(c)	82	$15,420
Ameriprise Financial, Inc.	158	17,220
Bank of New York Mellon Corp. (The)	644	20,608
BlackRock, Inc. - Class A	60	18,290
Charles Schwab Corp. (The)	657	17,417
CI Financial Corp.	597	18,487
Credit Suisse Group AG(c)	665	20,880
Daiwa Securities Group, Inc.	2,000	18,099
Deutsche Bank AG (REG)	395	19,104
Eaton Vance Corp.	437	16,536
Franklin Resources, Inc.	319	16,987
Goldman Sachs Group, Inc. (The)	120	19,974
Hargreaves Lansdown PLC	853	19,940
ICAP PLC	3,038	22,290
IGM Financial, Inc.	381	18,577
Invesco Ltd.	506	17,356
Investec PLC	3,854	28,665
Julius Baer Group Ltd.(c)	481	22,509
Legg Mason, Inc.	372	17,097
Macquarie Group Ltd.	426	21,483
Morgan Stanley	551	16,971
Nomura Holdings, Inc.	2,200	14,924
Northern Trust Corp.	373	23,070
Partners Group Holding AG	102	26,557
Raymond James Financial, Inc.	369	19,476
SBI Holdings, Inc./Japan	800	9,573
Schroders PLC	648	29,402
SEI Investments Co.	454	15,241
State Street Corp.	288	18,913
T Rowe Price Group, Inc.	284	23,052
TD Ameritrade Holding Corp.	596	19,924
UBS AG (REG)(c)	1,008	21,564

		670,429

Commercial Banks – 0.5%
Alpha Bank AE(c)	24,562	24,779
Aozora Bank Ltd.	7,000	20,398
Australia & New Zealand Banking Group Ltd.	1,020	29,325
Banca Monte dei Paschi di Siena SpA(c)	38,597	9,771
Banco Bilbao Vizcaya Argentaria SA	1,489	18,396
Banco de Sabadell SA	5,064	16,678
Banco Espirito Santo SA(c)	13,461	26,141
Banco Popular Espanol SA	2,059	14,765
Banco Santander SA	2,050	18,505
Bank of East Asia Ltd.	6,600	27,324
Bank of Ireland(c)	28,590	15,203
Bank of Kyoto Ltd. (The)	2,000	15,488
Bank of Montreal	476	31,355
Bank of Nova Scotia	490	28,020
Bank of Queensland Ltd.	2,186	23,450
Bank of Yokohama Ltd. (The)	4,000	20,231
Bankia SA(c)	8,413	17,558
Barclays PLC	4,230	17,819
BB&T Corp.	642	24,268
Bendigo and Adelaide Bank Ltd.	2,434	24,224
BNP Paribas SA	236	19,277
BOC Hong Kong Holdings Ltd.	10,000	30,457
CaixaBank SA	2,693	16,958

Company	Shares	U.S. $ Value
Canadian Imperial Bank of Commerce	364	$30,467
Chiba Bank Ltd. (The)	3,000	18,216
Chugoku Bank Ltd. (The)	1,600	19,871
CIT Group, Inc.	394	19,180
Comerica, Inc.	433	20,862
Commerzbank AG(c)	764	13,804
Commonwealth Bank of Australia	459	30,657
Credit Agricole SA(c)	1,182	18,714
Danske Bank A/S(c)	1,016	26,868
DBS Group Holdings Ltd.	2,000	26,090
DnB ASA	1,513	27,387
Erste Group Bank AG	478	16,921
Fifth Third Bancorp	1,033	22,411
First Republic Bank/CA	289	15,019
Fukuoka Financial Group, Inc.	5,000	20,212
Gunma Bank Ltd. (The)	4,000	21,093
Hachijuni Bank Ltd. (The)	4,000	21,535
Hang Seng Bank Ltd.	2,500	40,587
Hiroshima Bank Ltd. (The)	5,000	19,078
Hokuhoku Financial Group, Inc.	11,000	20,708
HSBC Holdings PLC	2,524	26,638
Intesa Sanpaolo SpA	5,992	18,533
Iyo Bank Ltd. (The)	2,100	19,056
Joyo Bank Ltd. (The)	4,000	19,124
KBC Groep NV	298	18,846
KeyCorp	1,417	18,662
Lloyds Banking Group PLC(c)	15,515	21,426
M&T Bank Corp.	239	27,865
Mitsubishi UFJ Financial Group, Inc.	2,900	16,805
Mizuho Financial Group, Inc.	8,300	17,071
National Australia Bank Ltd.	938	29,171
National Bank of Canada	488	19,585
National Bank of Greece SA(c)	4,921	24,042
Natixis	2,939	21,107
Nishi-Nippon City Bank Ltd. (The)	8,000	19,019
Nordea Bank AB	1,474	21,082
Oversea-Chinese Banking Corp., Ltd.	3,000	22,639
Piraeus Bank SA(c)	9,718	26,666
PNC Financial Services Group, Inc. (The)	293	23,962
Raiffeisen Bank International AG	541	18,774
Regions Financial Corp.	1,629	17,333
Resona Holdings, Inc.	3,800	19,854
Royal Bank of Canada	450	29,240
Royal Bank of Scotland Group PLC(c)	3,165	17,332
Seven Bank Ltd.	5,200	19,074
Shinsei Bank Ltd.	9,000	18,764
Shizuoka Bank Ltd. (The)	2,000	19,358
Skandinaviska Enskilda Banken AB - Class A	2,038	28,601
Societe Generale SA	296	19,641
Standard Chartered PLC	887	18,776
Sumitomo Mitsui Financial Group, Inc.	400	17,959
Sumitomo Mitsui Trust Holdings, Inc.	3,000	14,074
SunTrust Banks, Inc.	557	20,988
Suruga Bank Ltd.	1,000	17,662
Svenska Handelsbanken AB - Class A	609	31,780
Swedbank AB - Class A	886	24,971
Toronto-Dominion Bank (The)	746	33,793
UniCredit SpA	1,964	15,586
Unione di Banche Italiane SCPA	2,036	17,639

Company	Shares	U.S. $ Value
United Overseas Bank Ltd.	1,000	$16,287
US Bancorp	653	26,864
Wells Fargo & Co.	547	25,392
Westpac Banking Corp.	1,034	31,032
Yamaguchi Financial Group, Inc.	2,000	17,485

		1,889,628

Consumer Finance – 0.0%
Acom Co., Ltd.(c)	6,700	19,331
AEON Financial Service Co., Ltd.	900	22,116
American Express Co.	251	22,911
Capital One Financial Corp.	326	23,938
Credit Saison Co., Ltd.	500	11,008
Discover Financial Services	365	20,944
SLM Corp.	782	18,721

		138,969

Diversified Financial Services – 0.2%
ASX Ltd.	804	26,999
Bank of America Corp.	1,093	18,067
Berkshire Hathaway, Inc. - Class B(c)	271	31,376
Citigroup, Inc.	379	18,431
CME Group, Inc./IL - Class A	241	17,791
Deutsche Boerse AG	294	24,085
Eurazeo SA	391	30,603
Exor SpA	511	20,753
First Pacific Co., Ltd./Hong Kong	20,000	19,840
Groupe Bruxelles Lambert SA	378	37,105
Hong Kong Exchanges and Clearing Ltd.	1,800	28,005
Industrivarden AB - Class C	1,155	22,309
ING Groep NV(c)	1,229	17,848
IntercontinentalExchange Group, Inc.	87	18,169
Investment AB Kinnevik - Class B	535	20,749
Investor AB - Class B	1,002	35,653
Japan Exchange Group, Inc.	800	19,087
JPMorgan Chase & Co.	372	21,137
Leucadia National Corp.	744	20,787
London Stock Exchange Group PLC	753	25,539
McGraw Hill Financial, Inc.	209	16,649
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,600	18,444
Moody’s Corp.	211	16,669
NASDAQ OMX Group, Inc. (The)	458	17,583
Onex Corp.	362	19,288
ORIX Corp.	1,100	16,314
Pargesa Holding SA	356	30,582
Pohjola Bank PLC - Class A	1,061	24,578
Resolution Ltd.	5,713	36,100
Singapore Exchange Ltd.	4,000	21,729
Wendel SA	202	30,314

		722,583

Insurance – 0.4%
ACE Ltd.	236	23,097
Admiral Group PLC	884	21,223
Aegon NV	2,159	19,462
Aflac, Inc.	355	22,748
Ageas	552	25,251
AIA Group Ltd.	4,800	23,518

Company	Shares	U.S. $ Value
Alleghany Corp.(c)	82	$31,611
Allianz SE	136	24,254
Allstate Corp. (The)	427	23,169
American International Group, Inc.	361	17,967
AMP Ltd.	5,086	21,963
Aon PLC	231	19,774
Arch Capital Group Ltd.(c)	445	24,973
Assicurazioni Generali SpA	1,064	23,890
Assurant, Inc.	309	20,280
Aviva PLC	3,059	24,321
Axis Capital Holdings Ltd.	136	5,980
Baloise Holding AG	225	28,974
Chubb Corp. (The)	302	26,419
Cincinnati Financial Corp.	482	22,596
CNP Assurances	1,099	23,667
Dai-ichi Life Insurance Co., Ltd. (The)	900	13,183
Delta Lloyd NV	813	23,159
Direct Line Insurance Group PLC	4,810	21,307
Everest Re Group Ltd.	138	20,595
Fairfax Financial Holdings Ltd.	49	20,354
Fidelity National Financial, Inc. - Class A	584	19,307
Gjensidige Forsikring ASA	1,752	36,679
Great-West Lifeco, Inc.	648	18,024
Hannover Rueck SE	336	28,577
Hartford Financial Services Group, Inc. (The)	471	16,575
Industrial Alliance Insurance & Financial Services, Inc.	461	19,209
Insurance Australia Group Ltd.	4,760	23,113
Intact Financial Corp.	311	18,708
Legal & General Group PLC	6,814	27,402
Lincoln National Corp.	326	16,342
Loews Corp.	564	24,523
Manulife Financial Corp.	953	18,082
Mapfre SA	3,588	14,819
Marsh & McLennan Cos., Inc.	491	23,647
MetLife, Inc.	353	17,887
MS&AD Insurance Group Holdings	700	16,633
Muenchener Rueckversicherungs AG	124	27,112
NKSJ Holdings, Inc.	700	17,735
Old Mutual PLC	7,555	24,902
PartnerRe Ltd.	230	22,742
Power Corp. of Canada	677	18,519
Power Financial Corp.	599	18,852
Principal Financial Group, Inc.	381	17,278
Progressive Corp. (The)	942	23,070
Prudential Financial, Inc.	205	17,339
Prudential PLC	997	22,575
QBE Insurance Group Ltd.	1,624	18,669
RenaissanceRe Holdings Ltd.	208	19,866
RSA Insurance Group PLC	11,423	18,602
Sampo - Class A	565	28,590
SCOR SE	741	25,908
Sony Financial Holdings, Inc.	1,172	18,961
Standard Life PLC	4,057	26,473
Sun Life Financial, Inc.	294	10,180
Suncorp Group Ltd.	2,293	24,933
Swiss Life Holding AG	106	26,366
Swiss Re AG(c)	293	27,348
T&D Holdings, Inc.	1,050	12,912
Tokio Marine Holdings, Inc.	500	14,854

Company	Shares	U.S. $ Value
Torchmark Corp.	284	$22,013
Travelers Cos., Inc. (The)	323	27,080
Tryg A/S	362	34,940
UnipolSai SpA(c)	5,650	19,288
Unum Group	516	17,947
Vienna Insurance Group AG Wiener Versicherung Gruppe	487	24,928
Willis Group Holdings PLC	527	21,691
WR Berkley Corp.	651	26,847
XL Group PLC	747	22,709
Zurich Insurance Group AG(c)	104	31,825

		1,646,316

Real Estate – 0.0%
Realogy Holdings Corp.(c)	291	13,811

Real Estate Investment Trusts (REITs) – 0.3%
American Capital Agency Corp.	868	19,348
American Realty Capital Properties, Inc.	1,330	19,538
American Tower Corp.	267	21,752
Annaly Capital Management, Inc.	1,783	19,934
Ascendas Real Estate Investment Trust	12,000	20,464
AvalonBay Communities, Inc.	176	22,699
Boston Properties, Inc.	201	22,598
British Land Co. PLC	2,578	30,090
Camden Property Trust	301	20,077
CapitaCommercial Trust	18,000	20,824
CapitaMall Trust	14,000	21,008
CFS Retail Property Trust Group	12,169	21,426
Corio NV	614	28,760
Dexus Property Group	23,489	22,470
Digital Realty Trust, Inc.(d)	277	15,002
Duke Realty Corp.	1,079	18,127
Equity Residential	424	24,791
Federal Realty Investment Trust	134	14,916
Federation Centres Ltd.	10,264	21,930
Fonciere Des Regions	417	39,082
Gecina SA	252	34,535
General Growth Properties, Inc.	971	21,381
Goodman Group	5,034	21,628
GPT Group	8,301	27,606
H&R Real Estate Investment Trust	981	19,703
Hammerson PLC	3,949	37,985
HCP, Inc.	539	20,897
Health Care REIT, Inc.	387	22,732
Host Hotels & Resorts, Inc.	991	19,493
ICADE	231	22,750
Intu Properties PLC	3,922	21,326
Japan Prime Realty Investment Corp.	9	31,237
Japan Real Estate Investment Corp.	5	27,152
Japan Retail Fund Investment Corp.	12	23,713
Kimco Realty Corp.	966	21,503
Klepierre	445	20,267
Land Securities Group PLC	1,906	34,667
Liberty Property Trust	549	21,005
Link REIT (The)	4,500	20,932
Macerich Co. (The)	372	22,368
Mirvac Group	13,927	21,988
Nippon Building Fund, Inc.	3	17,205
Nippon Prologis REIT, Inc.	10	21,465

Company	Shares	U.S. $ Value
Nomura Real Estate Office Fund, Inc.	7	$29,640
Plum Creek Timber Co., Inc.	589	25,498
ProLogis, Inc.	474	19,524
Public Storage	148	25,012
Rayonier, Inc.	497	23,404
Realty Income Corp.(d)	574	25,497
Regency Centers Corp.	72	3,655
RioCan Real Estate Investment Trust (Toronto)	830	19,684
Segro PLC	3,747	22,393
Simon Property Group, Inc.	159	25,645
SL Green Realty Corp.	222	22,051
Stockland	7,626	26,336
UDR, Inc.	689	17,783
Unibail-Rodamco SE	109	28,692
United Urban Investment Corp.	14	21,447
Ventas, Inc.	335	20,914
Vornado Realty Trust	242	23,302
Westfield Group	2,839	26,077
Westfield Retail Trust	9,928	27,594
Weyerhaeuser Co.	625	18,444

		1,450,966

Real Estate Management & Development – 0.2%
Aeon Mall Co., Ltd.	700	19,437
Brookfield Asset Management, Inc. - Class A	505	20,464
Brookfield Office Properties, Inc.	849	16,209
CapitaLand Ltd.	9,000	20,263
CapitaMalls Asia Ltd.	15,000	21,204
CBRE Group, Inc. - Class A(c)	559	15,624
Cheung Kong Holdings Ltd.	2,000	31,405
City Developments Ltd.	3,000	22,239
Daito Trust Construction Co., Ltd.	200	18,640
Daiwa House Industry Co., Ltd.	1,000	18,201
Deutsche Wohnen AG	1,007	21,330
First Capital Realty, Inc.	1,187	19,038
Global Logistic Properties Ltd.	9,000	20,126
Hang Lung Properties Ltd.	7,000	19,525
Henderson Land Development Co., Ltd.	4,300	24,197
Hulic Co., Ltd.	1,500	17,351
Hysan Development Co., Ltd.	5,000	20,844
IMMOFINANZ AG(c)	4,616	23,358
Keppel Land Ltd.	8,000	20,296
Kerry Properties Ltd.	6,500	21,502
Lend Lease Group	2,192	22,145
Mitsubishi Estate Co., Ltd.	1,000	23,718
New World Development Co., Ltd.	17,000	22,025
Nomura Real Estate Holdings, Inc.	1,000	20,561
NTT Urban Development Corp.	2,000	17,309
Sino Land Co., Ltd.	16,000	22,814
Sun Hung Kai Properties Ltd.	2,000	25,637
Swire Pacific Ltd. - Class A	3,000	33,759
Swire Properties Ltd.	8,000	21,327
Swiss Prime Site AG(c)	1,094	91,835
Tokyo Tatemono Co., Ltd.	2,000	16,335
Tokyu Fudosan Holdings Corp.(c)	2,300	18,168
UOL Group Ltd.	4,000	19,323
Wharf Holdings Ltd.	3,000	21,033

Company	Shares	U.S. $ Value
Wheelock & Co., Ltd.	5,000	$20,506

		807,748

Thrifts & Mortgage Finance – 0.0%
Hudson City Bancorp, Inc.	551	5,235
New York Community Bancorp, Inc.(d)	1,607	25,680
Ocwen Financial Corp.(c)	409	15,313
People’s United Financial, Inc.	1,720	24,372

		70,600

		7,411,050

Industrials – 1.7%
Aerospace & Defense – 0.2%
Airbus Group NV	301	22,117
B/E Aerospace, Inc.(c)	368	31,004
BAE Systems PLC	3,949	27,107
Boeing Co. (The)	219	28,233
Bombardier, Inc. - Class B	7,870	25,658
CAE, Inc.	2,230	29,967
Cobham PLC	5,361	26,763
Finmeccanica SpA(c)	2,898	28,440
General Dynamics Corp.	365	39,982
Honeywell International, Inc.	413	39,004
L-3 Communications Holdings, Inc.	357	41,198
Lockheed Martin Corp.	241	39,114
Meggitt PLC	3,933	33,131
Northrop Grumman Corp.	286	34,614
Precision Castparts Corp.	126	32,493
Raytheon Co.	348	34,073
Rockwell Collins, Inc.	409	33,759
Rolls-Royce Holdings PLC(c)	1,364	22,795
Safran SA	337	23,689
Singapore Technologies Engineering Ltd.	8,000	23,999
Textron, Inc.	687	27,274
Thales SA	359	23,837
TransDigm Group, Inc.	144	25,652
United Technologies Corp.	331	38,733
Zodiac Aerospace	795	28,008

		760,644

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	467	24,219
Deutsche Post AG	666	24,971
Expeditors International of Washington, Inc.	668	26,393
FedEx Corp.	225	29,999
Kuehne & Nagel International AG	215	30,689
TNT Express NV	2,562	24,887
Toll Holdings Ltd.	5,631	26,791
United Parcel Service, Inc. - Class B	452	43,288
Yamato Holdings Co., Ltd.	1,300	26,989

		258,226

Airlines – 0.1%
ANA Holdings, Inc.	13,000	29,032
Cathay Pacific Airways Ltd.	16,000	32,528
Delta Air Lines, Inc.	623	20,690

Company	Shares	U.S. $ Value
Deutsche Lufthansa AG (REG)(c)	806	$20,845
easyJet PLC	976	28,069
International Consolidated Airlines Group SA(c)	3,491	25,459
Japan Airlines Co., Ltd.	800	39,835
Qantas Airways Ltd.(c)	16,103	16,830
Ryanair Holdings PLC (Sponsored ADR)(c)	369	20,944
Singapore Airlines Ltd.	3,000	24,105
Southwest Airlines Co.	1,179	26,457
United Continental Holdings, Inc.(c)	361	16,231

		301,025

Building Products – 0.0%
Asahi Glass Co., Ltd.	5,000	27,533
Assa Abloy AB - Class B	567	28,830
Cie de St-Gobain	410	24,586
Daikin Industries Ltd.	300	17,285
Geberit AG	99	31,112
LIXIL Group Corp.	900	26,385
Masco Corp.	983	22,953
TOTO Ltd.	1,000	14,191

		192,875

Commercial Services & Supplies – 0.1%
ADT Corp. (The)	819	25,151
Aggreko PLC	971	25,346
Babcock International Group PLC	1,584	38,997
Brambles Ltd.	3,823	32,067
Cintas Corp.	621	37,670
Dai Nippon Printing Co., Ltd.	3,000	30,223
Edenred	835	26,789
G4S PLC	7,867	31,283
Iron Mountain, Inc.	549	14,933
Park24 Co., Ltd.	1,200	24,261
Republic Services, Inc. - Class A	1,092	37,248
Secom Co., Ltd.	500	28,307
Securitas AB - Class B	2,754	30,311
Serco Group PLC	2,556	19,710
Societe BIC SA	238	30,488
Stericycle, Inc.(c)	268	30,552
Toppan Printing Co., Ltd.	4,000	29,793
Tyco International Ltd.	821	34,630
Waste Management, Inc.	1,017	42,206

		569,965

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	612	21,953
Bouygues SA	479	19,279
Chicago Bridge & Iron Co. NV	356	29,972
Chiyoda Corp.	2,000	30,443
Ferrovial SA	1,287	27,120
Fluor Corp.	357	27,735
Hochtief AG	264	24,525
Jacobs Engineering Group, Inc.(c)	503	30,507
JGC Corp.	1,000	37,090
Kajima Corp.	6,000	21,195
KBR, Inc.	686	18,947
Kinden Corp.	2,000	20,814

Company	Shares	U.S. $ Value
Koninklijke Boskalis Westminster NV	578	$28,885
Leighton Holdings Ltd.	1,475	23,878
Obayashi Corp.	4,000	24,575
OCI(c)	464	22,698
Quanta Services, Inc.(c)	822	28,943
Shimizu Corp.	5,000	27,070
Skanska AB - Class B	1,722	37,334
SNC-Lavalin Group, Inc.	678	30,229
Taisei Corp.	5,000	22,338
Vinci SA	405	30,203

		585,733

Electrical Equipment – 0.1%
ABB Ltd. (REG)(c)	1,145	29,223
Alstom SA	727	19,562
AMETEK, Inc.	605	32,210
Eaton Corp. PLC	381	28,465
Emerson Electric Co.	501	32,695
Fuji Electric Co., Ltd.	5,000	22,985
Legrand SA	434	26,834
Mabuchi Motor Co., Ltd.	600	40,211
Mitsubishi Electric Corp.	2,000	23,802
Nidec Corp.	200	24,594
Osram Licht AG(c)	398	27,016
Prysmian SpA	962	24,850
Rockwell Automation, Inc.	250	30,710
Roper Industries, Inc.	187	25,361
Schneider Electric SA	255	22,692
Sensata Technologies Holding NV(c)	755	30,683
Sumitomo Electric Industries Ltd.	1,400	21,490

		463,383

Industrial Conglomerates – 0.1%
3M Co.	294	39,611
Danaher Corp.	453	34,650
General Electric Co.	1,460	37,186
Hopewell Holdings Ltd.	7,000	23,707
Hutchison Whampoa Ltd.	3,000	40,525
Keppel Corp., Ltd.	3,000	24,807
Koninklijke Philips NV	740	25,844
NWS Holdings Ltd.	17,000	26,670
SembCorp Industries Ltd.	6,000	25,634
Siemens AG	189	25,199
Smiths Group PLC	1,192	27,294
Toshiba Corp.	5,000	21,701

		352,828

Machinery – 0.4%
AGCO Corp.	482	25,295
Alfa Laval AB	1,027	27,829
Amada Co., Ltd.	3,000	25,079
Andritz AG	393	24,648
Atlas Copco AB - Class A	1,002	28,092
Atlas Copco AB - Class B	1,002	26,562
Caterpillar, Inc.	396	38,400
CNH Industrial NV(c)	1,978	21,736
Cummins, Inc.	215	31,373
Deere & Co.	427	36,692

Company	Shares	U.S. $ Value
Dover Corp.	340	$32,062
FANUC Corp.	100	17,408
Flowserve Corp.	406	32,971
GEA Group AG	490	23,713
Hino Motors Ltd.	1,700	25,229
Hitachi Construction Machinery Co., Ltd.	600	11,693
IHI Corp.	3,000	13,775
Illinois Tool Works, Inc.	482	39,765
IMI PLC	908	23,172
Ingersoll-Rand PLC	478	29,225
Japan Steel Works Ltd. (The)	6,000	29,444
Joy Global, Inc.	448	24,640
JTEKT Corp.	1,600	26,780
Kawasaki Heavy Industries Ltd.(c)	5,000	20,522
Komatsu Ltd.	1,100	23,259
Kone Oyj - Class B	616	25,052
Kubota Corp.	1,000	14,053
Kurita Water Industries Ltd.	1,100	23,258
Makita Corp.	500	27,921
MAN SE	1,025	132,252
Melrose Industries PLC	4,215	23,147
Metso Oyj	767	24,796
Mitsubishi Heavy Industries Ltd.	4,000	24,643
Nabtesco Corp.	1,100	27,626
NGK Insulators Ltd.	1,000	21,710
NSK Ltd.	2,000	21,999
PACCAR, Inc.	501	32,986
Pall Corp.	365	31,390
Parker Hannifin Corp.	259	31,222
Pentair Ltd.	396	32,001
Sandvik AB	1,749	24,360
Scania AB - Class B	1,463	44,874
Schindler Holding AG	221	33,111
Schindler Holding AG (REG)(c)	172	26,090
SembCorp Marine Ltd.	8,000	25,967
SKF AB - Class B	1,029	27,518
SMC Corp./Japan	100	25,476
SPX Corp.	245	26,382
Stanley Black & Decker, Inc.	415	34,462
Sulzer AG	158	22,338
Sumitomo Heavy Industries Ltd.	4,000	18,501
THK Co., Ltd.	1,100	25,303
Vallourec SA	363	19,433
Volvo AB - Class B	1,940	29,151
Wartsila Oyj Abp	450	26,562
Weir Group PLC (The)	730	31,335
Xylem, Inc./NY	723	28,450
Zardoya Otis SA	1,475	25,508

		1,648,241

Marine – 0.0%
AP Moeller - Maersk A/S - Class A	3	35,109
AP Moeller - Maersk A/S - Class B	3	36,639
Mitsui OSK Lines Ltd.	7,000	29,143
Nippon Yusen KK	10,000	32,034

		132,925

Professional Services – 0.1%
Adecco SA(c)	287	24,730

Company	Shares	U.S. $ Value
ALS Ltd./Queensland	3,344	$22,693
Bureau Veritas SA	1,176	32,368
Capita PLC	1,950	37,217
Dun & Bradstreet Corp. (The)	219	21,727
Equifax, Inc.	531	37,202
Experian PLC	1,608	29,085
IHS, Inc. - Class A(c)	242	29,011
Intertek Group PLC	755	37,137
Manpowergroup, Inc.	268	20,947
Nielsen Holdings NV	635	30,061
Randstad Holding NV	331	20,792
Robert Half International, Inc.	634	25,956
Seek Ltd.	2,220	34,018
SGS SA	15	37,118
Towers Watson & Co. - Class A	186	20,293
Verisk Analytics, Inc. - Class A(c)	384	24,466

		484,821

Road & Rail – 0.2%
Asciano Ltd.	5,282	25,472
Aurizon Holdings Ltd.	8,433	38,414
Canadian National Railway Co.	664	37,514
Canadian Pacific Railway Ltd.	172	26,989
Central Japan Railway Co.	284	33,146
ComfortDelGro Corp., Ltd.	16,000	24,373
CSX Corp.	1,269	35,164
DSV A/S	922	29,519
East Japan Railway Co.	400	31,281
Hankyu Hanshin Holdings, Inc.	5,000	27,475
Hertz Global Holdings, Inc.(c)	675	18,907
JB Hunt Transport Services, Inc.	414	29,754
Kansas City Southern	266	24,983
Keikyu Corp.	3,000	25,209
Keio Corp.	4,000	28,352
Keisei Electric Railway Co., Ltd.	3,000	26,383
Kintetsu Corp.	7,000	25,425
MTR Corp., Ltd.	14,000	51,021
Nippon Express Co., Ltd.	6,000	28,029
Norfolk Southern Corp.	363	33,363
Odakyu Electric Railway Co., Ltd.	3,000	26,887
Tobu Railway Co., Ltd.	5,000	24,338
Tokyu Corp.	4,000	24,444
Union Pacific Corp.	219	39,503
West Japan Railway Co.	818	33,626

		749,571

Trading Companies & Distributors – 0.1%
Brenntag AG	182	33,815
Bunzl PLC	1,125	29,612
Fastenal Co.	574	27,087
Finning International, Inc.	1,181	32,167
ITOCHU Corp.	2,300	28,662
Marubeni Corp.	4,000	28,121
Mitsubishi Corp.	1,500	28,790
Mitsui & Co., Ltd.	2,000	30,832
Noble Group Ltd.	33,000	26,850
Rexel SA	986	24,899
Sojitz Corp.	11,900	21,127
Sumitomo Corp.	2,100	27,780

Company	Shares	U.S. $ Value
Toyota Tsusho Corp.	1,000	$24,719
Travis Perkins PLC	891	29,128
Wolseley PLC	470	27,325
WW Grainger, Inc.	140	35,703

		456,617

Transportation Infrastructure – 0.1%
Abertis Infraestructuras SA	1,302	30,517
Aeroports de Paris	280	33,925
Atlantia SpA	1,262	31,942
Auckland International Airport Ltd.	8,086	25,368
Fraport AG Frankfurt Airport Services Worldwide	372	29,603
Groupe Eurotunnel SA	2,302	27,639
Kamigumi Co., Ltd.	3,000	27,873
Mitsubishi Logistics Corp.	1,000	13,923
Sydney Airport	7,224	26,219
Transurban Group	4,086	25,823

		272,832

		7,229,686

Materials – 1.7%
Chemicals – 0.8%
Agrium, Inc. (Toronto)	633	58,304
Air Liquide SA	636	87,301
Air Products & Chemicals, Inc.	492	59,689
Air Water, Inc.	3,000	44,574
Airgas, Inc.	615	66,297
Akzo Nobel NV	790	65,307
Albemarle Corp.	743	49,031
Arkema SA	489	53,043
Asahi Kasei Corp.	10,000	71,266
Ashland, Inc.	558	52,658
BASF SE	649	74,599
Celanese Corp. - Series A	884	47,197
CF Industries Holdings, Inc.	193	48,424
Croda International PLC	1,505	64,000
Daicel Corp.	6,000	51,942
Dow Chemical Co. (The)	991	48,272
Eastman Chemical Co.	606	52,983
Ecolab, Inc.	610	65,727
EI du Pont de Nemours & Co.	1,034	68,885
EMS-Chemie Holding AG (REG)	186	71,574
FMC Corp.	704	54,335
Fuchs Petrolub SE (Preference Shares)	641	63,872
Givaudan SA(c)	59	92,435
Hitachi Chemical Co., Ltd.	3,200	44,770
Incitec Pivot Ltd.	22,332	62,750
International Flavors & Fragrances, Inc.	640	60,026
Johnson Matthey PLC	1,468	80,158
JSR Corp.	2,700	46,416
K&S AG	1,195	40,344
Kaneka Corp.	7,000	45,817
Kansai Paint Co., Ltd.	3,000	39,017
Koninklijke DSM NV	1,040	66,360
Kuraray Co., Ltd.	4,400	49,398
Lanxess AG	787	58,356
Linde AG	424	87,759
LyondellBasell Industries NV - Class A	627	55,226
Methanex Corp.	581	40,717

Company	Shares	U.S. $ Value
Mitsubishi Chemical Holdings Corp.	14,400	$65,163
Mitsubishi Gas Chemical Co., Inc.	7,000	44,819
Mitsui Chemicals, Inc.	18,000	46,667
Monsanto Co.	539	59,301
Mosaic Co. (The)	973	47,541
Nippon Paint Co., Ltd.	3,000	46,125
Nitto Denko Corp.	1,000	46,927
Orica Ltd.	2,747	59,401
Potash Corp. of Saskatchewan, Inc.	1,603	52,985
PPG Industries, Inc.	292	57,763
Praxair, Inc.	573	74,702
Sherwin-Williams Co. (The)	262	52,526
Shin-Etsu Chemical Co., Ltd.	900	51,117
Showa Denko KK	33,000	47,816
Sigma-Aldrich Corp.	748	70,619
Sika AG	19	70,002
Solvay SA	458	70,873
Sumitomo Chemical Co., Ltd.	10,000	41,065
Syngenta AG	206	74,992
Taiyo Nippon Sanso Corp.	6,000	45,110
Teijin Ltd.	20,000	48,108
Toray Industries, Inc.	9,000	62,183
Ube Industries Ltd./Japan(c)	22,000	42,090
Umicore SA	1,657	81,387
Yara International ASA	1,679	68,074

		3,616,185

Construction Materials – 0.2%
Boral Ltd.	13,995	69,749
CRH PLC	2,209	65,149
Fletcher Building Ltd.	6,453	51,027
HeidelbergCement AG	744	61,211
Holcim Ltd.(c)	933	75,702
Imerys SA	1,008	93,885
James Hardie Industries PLC	4,595	59,756
Lafarge SA	736	55,182
Martin Marietta Materials, Inc.	414	50,500
Taiheiyo Cement Corp.	12,000	42,380
Titan Cement Co. SA(c)	2,358	76,161
Vulcan Materials Co.	587	39,875

		740,577

Containers & Packaging – 0.1%
Amcor Ltd./Australia	5,100	46,102
Avery Dennison Corp.	955	47,578
Ball Corp.	1,358	75,451
Crown Holdings, Inc.(c)	1,324	59,606
MeadWestvaco Corp.	1,376	51,504
Owens-Illinois, Inc.(c)	1,206	40,908
Rexam PLC	11,510	95,113
Rock-Tenn Co. - Class A	379	42,304
Sealed Air Corp.	1,371	46,669
Toyo Seikan Group Holdings Ltd.	2,000	35,111

		540,346

Metals & Mining – 0.5%
Agnico Eagle Mines Ltd.	927	29,745
Alcoa, Inc.	2,905	34,105

Company	Shares	U.S. $ Value
Alumina Ltd.(c)	33,738	$38,726
Anglo American PLC	1,935	49,419
Antofagasta PLC	3,227	48,645
ArcelorMittal (Euronext Amsterdam)	2,809	44,112
Barrick Gold Corp.	1,859	37,875
BHP Billiton Ltd.	2,212	75,868
BHP Billiton PLC	2,059	66,355
Boliden AB	4,027	63,800
Daido Steel Co., Ltd.	10,000	46,099
Eldorado Gold Corp.	4,130	27,414
First Quantum Minerals Ltd.	2,282	44,267
Fortescue Metals Group Ltd.	7,277	35,422
Franco-Nevada Corp.	721	36,848
Freeport-McMoRan Copper & Gold, Inc.	1,350	44,037
Fresnillo PLC	4,627	73,943
Glencore Xstrata PLC	10,667	58,740
Goldcorp, Inc.	1,488	40,005
Hitachi Metals Ltd.	3,000	44,847
Iluka Resources Ltd.	5,276	44,310
JFE Holdings, Inc.	2,000	40,821
Kinross Gold Corp.	5,793	30,239
Kobe Steel Ltd.(c)	20,000	27,398
Maruichi Steel Tube Ltd.	1,800	50,405
Mitsubishi Materials Corp.	10,000	31,450
New Gold, Inc.(c)	3,684	22,524
Newcrest Mining Ltd.	3,466	34,929
Newmont Mining Corp.	1,538	35,774
Nippon Steel & Sumitomo Metal Corp.	15,000	43,949
Norsk Hydro ASA	13,074	64,551
Nucor Corp.	1,113	55,917
Randgold Resources Ltd.	626	49,580
Rio Tinto Ltd.	1,076	64,283
Rio Tinto PLC	999	57,283
Silver Wheaton Corp.	1,509	38,498
Southern Copper Corp.	1,488	45,399
Sumitomo Metal Mining Co., Ltd.	4,000	52,362
Teck Resources Ltd. - Class B	1,414	31,452
ThyssenKrupp AG(c)	1,993	54,208
Turquoise Hill Resources Ltd.(c)	4,725	18,050
Voestalpine AG	1,120	50,370
Yamana Gold, Inc.	3,446	34,482
Yamato Kogyo Co., Ltd.	1,600	48,380

		1,966,886

Paper & Forest Products – 0.1%
International Paper Co.	1,092	53,388
OJI Holdings Corp.	10,000	48,031
Stora Enso Oyj - Class R	6,106	69,439
UPM-Kymmene Oyj	3,246	58,869

		229,727

		7,093,721

Energy – 1.3%
Energy Equipment & Services – 0.3%
Aker Solutions ASA	4,415	74,072
AMEC PLC	4,740	89,019
Baker Hughes, Inc.	524	33,159

Company	Shares	U.S. $ Value
Cameron International Corp.(c)	364	$23,318
CGG SA(c)	3,367	51,413
Core Laboratories NV	141	26,515
Diamond Offshore Drilling, Inc.(d)	601	28,427
Ensco PLC - Class A	601	31,649
FMC Technologies, Inc.(c)	511	25,673
Fugro NV	1,416	82,111
Halliburton Co.	626	35,682
Helmerich & Payne, Inc.	298	29,428
Nabors Industries Ltd.	1,302	29,972
National Oilwell Varco, Inc.	428	32,973
Noble Corp. PLC	871	27,045
Oceaneering International, Inc.	357	25,554
Petrofac Ltd.	4,263	97,656
Rowan Cos., PLC - Class A(c)	876	29,223
Saipem SpA	2,457	57,722
Schlumberger Ltd.	387	35,991
Seadrill Ltd.	2,387	87,940
Subsea 7 SA	4,590	87,563
Superior Energy Services, Inc.	898	26,572
Technip SA	752	73,620
Tenaris SA	3,377	70,520
Transocean Ltd. (Zurich)	1,921	80,983
Weatherford International Ltd./Switzerland(c)	1,741	29,023
WorleyParsons Ltd.	4,434	66,768

		1,389,591

Oil, Gas & Consumable Fuels – 1.0%
AltaGas Ltd.	682	26,170
Anadarko Petroleum Corp.	314	26,426
Apache Corp.	406	32,192
ARC Resources Ltd.	983	26,517
Athabasca Oil Corp.(c)	3,648	28,168
Baytex Energy Corp.	814	29,677
BG Group PLC	4,711	85,711
BP PLC	14,252	120,444
Cabot Oil & Gas Corp.	533	18,655
Caltex Australia Ltd.	4,818	90,298
Cameco Corp.	1,178	28,522
Canadian Natural Resources Ltd.	946	34,617
Canadian Oil Sands Ltd.	1,399	26,671
Cenovus Energy, Inc.	679	17,973
Cheniere Energy, Inc.(c)	377	18,635
Chesapeake Energy Corp.	902	23,371
Chevron Corp.	382	44,056
Cimarex Energy Co.	193	22,332
Cobalt International Energy, Inc.(c)	961	18,528
Concho Resources, Inc.(c)	218	26,406
ConocoPhillips	572	38,038
CONSOL Energy, Inc.	624	25,022
Continental Resources, Inc./OK(c) (d)	182	21,753
Crescent Point Energy Corp.	726	25,479
Denbury Resources, Inc.	1,610	26,340
Devon Energy Corp.	523	33,692
Enbridge, Inc.	911	38,503
EnCana Corp.	1,683	31,918
Energen Corp.	326	26,223

Company	Shares	U.S. $ Value
Enerplus Corp.	1,386	$27,450
ENI SpA	4,183	100,420
EOG Resources, Inc.	159	30,118
EQT Corp.	273	27,925
Exxon Mobil Corp.	475	45,728
Galp Energia SGPS SA	5,106	85,624
Hellenic Petroleum SA	8,606	82,972
Hess Corp.	393	31,452
HollyFrontier Corp.	476	21,691
Husky Energy, Inc.	852	25,907
Idemitsu Kosan Co., Ltd.	3,600	73,680
Imperial Oil Ltd.	852	38,333
Inpex Corp.	5,700	72,428
Japan Petroleum Exploration Co.	2,100	77,002
JX Holdings, Inc.	19,200	99,715
Keyera Corp.	426	25,695
Kinder Morgan Management LLC(c)	501	34,970
Kinder Morgan, Inc./DE	1,093	34,812
Koninklijke Vopak NV	1,655	96,776
Lundin Petroleum AB(c)	4,807	96,241
Marathon Oil Corp.	964	32,294
Marathon Petroleum Corp.	259	21,756
MEG Energy Corp.(c)	922	28,410
Murphy Oil Corp.	561	33,307
Neste Oil Oyj	3,344	71,590
Noble Energy, Inc.	434	29,842
Occidental Petroleum Corp.	375	36,195
OMV AG	1,767	80,414
ONEOK, Inc.	579	34,242
Origin Energy Ltd.	6,747	87,191
Pacific Rubiales Energy Corp.	1,618	22,283
Peabody Energy Corp.	1,130	19,843
Pembina Pipeline Corp.	878	31,645
Pengrowth Energy Corp.	2,128	14,337
Penn West Petroleum Ltd.	2,465	20,213
Peyto Exploration & Development Corp.	870	28,364
Phillips 66	374	27,998
Pioneer Natural Resources Co.	111	22,331
QEP Resources, Inc.	392	11,341
Range Resources Corp.	282	24,266
Repsol SA	3,687	92,344
Royal Dutch Shell PLC - Class A	3,439	125,197
Royal Dutch Shell PLC - Class B	3,170	123,321
Santos Ltd.	6,526	79,568
Showa Shell Sekiyu KK	8,200	80,743
Southwestern Energy Co.(c)	621	25,672
Spectra Energy Corp.	1,098	40,933
Statoil ASA	5,899	155,592
Suncor Energy, Inc. (Toronto)	1,052	34,706
Talisman Energy, Inc.	2,189	22,536
Tesoro Corp.	380	19,384
TonenGeneral Sekiyu KK	12,000	106,075
Total SA	1,830	118,729
Tourmaline Oil Corp.(c)	597	27,340
TransCanada Corp.	972	42,785
Tullow Oil PLC	5,349	71,567
Valero Energy Corp.	436	20,919
Vermilion Energy, Inc.	459	25,908
Whiting Petroleum Corp.(c)	359	24,667

Company	Shares	U.S. $ Value
Williams Cos., Inc. (The)	751	$31,016
Woodside Petroleum Ltd.	2,414	81,881

		4,170,021

		5,559,612

Utilities – 1.3%
Electric Utilities – 0.6%
American Electric Power Co., Inc.	1,154	57,931
Cheung Kong Infrastructure Holdings Ltd.	10,000	65,508
Chubu Electric Power Co., Inc.	4,500	55,671
Chugoku Electric Power Co., Inc. (The)	4,300	61,157
CLP Holdings Ltd.	15,500	120,707
Contact Energy Ltd.	13,668	61,334
Duke Energy Corp.	796	56,420
Edison International	1,026	53,732
EDP - Energias de Portugal SA	23,802	103,008
Electricite de France	2,419	95,975
Enel SpA	16,725	85,708
Entergy Corp.	757	48,312
Exelon Corp.	1,491	45,341
FirstEnergy Corp.	1,295	39,860
Fortis, Inc./Canada	1,406	38,893
Fortum Oyj	4,841	114,664
Hokkaido Electric Power Co., Inc.(c)	5,500	56,198
Hokuriku Electric Power Co.	4,700	60,521
Iberdrola SA	15,385	101,902
Kansai Electric Power Co., Inc. (The)(c)	3,600	40,243
Kyushu Electric Power Co., Inc.(c)	3,500	45,065
NextEra Energy, Inc.	542	49,533
Northeast Utilities	373	16,580
OGE Energy Corp.	1,017	36,612
Pepco Holdings, Inc.	2,382	48,569
Pinnacle West Capital Corp.	440	24,486
Power Assets Holdings Ltd.	12,000	100,378
PPL Corp.	1,809	58,413
Public Power Corp. SA	4,168	66,470
Red Electrica Corp. SA	1,572	122,228
Shikoku Electric Power Co., Inc.(c)	3,900	60,623
Southern Co. (The)	1,464	62,000
SP AusNet	55,907	66,200
SSE PLC	5,278	123,916
Terna Rete Elettrica Nazionale SpA	28,194	143,821
Tohoku Electric Power Co., Inc.(c)	4,700	55,348
Tokyo Electric Power Co., Inc.(c)	7,000	32,739
Xcel Energy, Inc.	1,410	42,709

		2,518,775

Gas Utilities – 0.2%
APA Group	11,163	66,611
Enagas SA	3,512	102,039
Gas Natural SDG SA	2,980	76,319
Hong Kong & China Gas Co., Ltd.	45,000	97,029
ONE Gas, Inc.(c)	144	4,893
Osaka Gas Co., Ltd.	17,000	70,816
Snam SpA	22,808	129,761
Toho Gas Co., Ltd.	12,000	60,969

Company	Shares	U.S. $ Value
Tokyo Gas Co., Ltd.	15,000	$75,353

		683,790

Independent Power Producers & Energy Traders – 0.1%
AES Corp./VA	2,077	28,351
Calpine Corp.(c)	1,913	36,443
Electric Power Development Co., Ltd.	1,903	59,235
Enel Green Power SpA	34,761	97,484
NRG Energy, Inc.	1,012	29,419
TransAlta Corp.	2,948	33,945

		284,877

Multi-Utilities – 0.4%
AGL Energy Ltd.	6,120	85,649
Alliant Energy Corp.	902	48,924
Ameren Corp.	1,104	44,613
Atco Ltd. - Class I	871	40,777
Canadian Utilities Ltd. - Class A	1,139	40,312
CenterPoint Energy, Inc.	1,463	34,600
Centrica PLC	20,601	110,019
CMS Energy Corp.	1,525	43,356
Consolidated Edison, Inc.	1,076	60,310
Dominion Resources, Inc./VA	772	53,577
DTE Energy Co.	730	52,385
E.ON SE	4,485	85,398
GDF Suez	3,813	97,647
Integrys Energy Group, Inc.	809	46,331
MDU Resources Group, Inc.	446	15,146
National Grid PLC	9,907	138,631
NiSource, Inc.	1,271	44,256
PG&E Corp.	1,049	46,219
Public Service Enterprise Group, Inc.	1,381	50,627
RWE AG	1,929	77,135
SCANA Corp.	914	45,243
Sempra Energy	489	46,196
Suez Environnement Co.	4,548	90,900
United Utilities Group PLC	8,706	113,625
Veolia Environnement SA	4,757	89,870
Wisconsin Energy Corp.	1,067	46,905

		1,648,651

Water Utilities – 0.0%
American Water Works Co., Inc.	1,097	49,189
Severn Trent PLC	3,605	111,680

		160,869

		5,296,962

Information Technology – 1.2%
Communications Equipment – 0.1%
Alcatel-Lucent(c)	6,930	29,988
BlackBerry Ltd.(c)	873	8,712
Cisco Systems, Inc.	1,240	27,032
F5 Networks, Inc.(c)	196	22,019
Harris Corp.	433	31,964
Juniper Networks, Inc.(c)	798	21,339
Motorola Solutions, Inc.	573	37,933

Company	Shares	U.S. $ Value
Nokia Oyj(c)	5,583	$42,496
QUALCOMM, Inc.	429	32,299
Telefonaktiebolaget LM Ericsson - Class B	4,737	61,234

		315,016

Computers & Peripherals – 0.1%
Apple, Inc.	57	29,996
EMC Corp./MA	1,162	30,642
Hewlett-Packard Co.	680	20,318
NEC Corp.	15,000	50,721
NetApp, Inc.	534	21,579
SanDisk Corp.	308	22,884
Seagate Technology PLC	372	19,415
Western Digital Corp.	253	22,008

		217,563

Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. - Class A	384	33,800
Arrow Electronics, Inc.(c)	313	17,725
Avnet, Inc.	659	28,686
Citizen Holdings Co., Ltd.(c)	5,100	41,949
Corning, Inc.	1,466	28,250
Flextronics International Ltd.(c)	2,684	24,022
FLIR Systems, Inc.	453	15,465
Fujifilm Holdings Corp.	1,600	46,143
Hamamatsu Photonics KK	1,000	40,666
Hexagon AB - Class B	1,831	64,851
Hirose Electric Co., Ltd.	400	57,151
Hitachi High-Technologies Corp.	1,800	43,589
Hitachi Ltd.	5,000	39,595
Hoya Corp.	2,100	62,418
Ibiden Co., Ltd.	1,800	35,306
Keyence Corp.	100	43,063
Kyocera Corp.	1,000	45,299
Murata Manufacturing Co., Ltd.	500	47,735
Nippon Electric Glass Co., Ltd.	6,000	27,238
Omron Corp.	1,000	42,177
Shimadzu Corp.	5,000	41,521
TDK Corp.	800	34,658
TE Connectivity Ltd.	514	30,110
Trimble Navigation Ltd.(c)	566	21,593
Yaskawa Electric Corp.	3,000	44,801
Yokogawa Electric Corp.	2,600	40,674

		998,485

Internet Software & Services – 0.1%
Akamai Technologies, Inc.(c)	339	20,723
Dena Co., Ltd.	1,818	39,414
eBay, Inc.(c)	511	30,031
Equinix, Inc.(c)	118	22,415
Facebook, Inc. - Class A(c)	249	17,046
Google, Inc. - Class A(c)	21	25,529
Kakaku.com, Inc.	2,100	35,069
LinkedIn Corp. - Class A(c)	66	13,467
Rackspace Hosting, Inc.(c)	302	11,105
United Internet AG	1,071	49,735

Company	Shares	U.S. $ Value
VeriSign, Inc.(c)	498	$27,445
Yahoo Japan Corp.	7,600	48,187
Yahoo!, Inc.(c)	512	19,799

		359,965

IT Services – 0.2%
Accenture PLC - Class A	399	33,257
Alliance Data Systems Corp.(c)	97	27,656
Amadeus IT Holding SA - Class A	1,769	77,686
AtoS	649	62,930
Automatic Data Processing, Inc.	465	36,168
Cap Gemini SA	761	59,461
CGI Group, Inc. - Class A(c)	348	11,367
Cognizant Technology Solutions Corp. - Class A(c)	239	24,870
Computer Sciences Corp.	367	23,194
Computershare Ltd.	6,543	69,513
Fidelity National Information Services, Inc.	545	30,307
Fiserv, Inc.(c)	531	30,825
FleetCor Technologies, Inc.(c)	152	19,749
Fujitsu Ltd.(c)	8,000	50,023
International Business Machines Corp.	209	38,701
Itochu Techno-Solutions Corp.	1,100	51,057
Leidos Holdings, Inc.	522	23,313
MasterCard, Inc. - Class A	327	25,414
Nomura Research Institute Ltd.	1,100	35,986
NTT Data Corp.	1,100	45,670
Otsuka Corp.	400	51,424
Paychex, Inc.	915	38,210
Teradata Corp.(c)	449	20,618
Total System Services, Inc.	490	14,925
Vantiv, Inc. - Class A(c)	711	22,631
Visa, Inc. - Class A	113	25,531
Western Union Co. (The) - Class W	1,378	23,054
Xerox Corp.	2,230	24,508

		998,048

Office Electronics – 0.0%
Brother Industries Ltd.	3,200	45,918
Canon, Inc.	1,900	59,282
Konica Minolta, Inc.	3,000	30,607
Ricoh Co., Ltd.	3,500	44,087

		179,894

Semiconductors & Semiconductor Equipment – 0.2%
Advantest Corp.	3,000	32,685
Altera Corp.	765	27,777
Analog Devices, Inc.	593	30,136
Applied Materials, Inc.	1,482	28,099
ARM Holdings PLC	3,108	52,099
ASM Pacific Technology Ltd.	4,500	40,828
ASML Holding NV	648	55,926
Avago Technologies Ltd.	367	22,644
Broadcom Corp. - Class A	774	23,003
Cree, Inc.(c)	279	17,139
Hanergy Solar Group Ltd.(c)	294,000	40,983
Infineon Technologies AG	5,629	63,721

Company	Shares	U.S. $ Value
Intel Corp.	1,294	$32,040
KLA-Tencor Corp.	421	27,428
Lam Research Corp.(c)	394	20,382
Linear Technology Corp.	739	34,615
LSI Corp.	641	7,109
Marvell Technology Group Ltd.	1,098	16,788
Maxim Integrated Products, Inc.	907	29,668
Microchip Technology, Inc.	617	28,104
Micron Technology, Inc.(c)	610	14,756
NVIDIA Corp.	1,484	27,276
Rohm Co., Ltd.	800	41,584
STMicroelectronics NV	5,577	50,583
Sumco Corp.	1,500	11,550
Texas Instruments, Inc.	780	35,069
Tokyo Electron Ltd.	700	40,118
Xilinx, Inc.	619	32,312

		884,422

Software – 0.3%
Activision Blizzard, Inc.	1,266	24,497
Adobe Systems, Inc.(c)	404	27,718
ANSYS, Inc.(c)	282	23,553
Autodesk, Inc.(c)	374	19,620
CA, Inc.	939	31,456
Citrix Systems, Inc.(c)	360	21,618
Dassault Systemes	640	73,569
Electronic Arts, Inc.(c)	600	17,154
Gemalto NV	473	53,006
GungHo Online Entertainment, Inc.	6,400	39,617
Intuit, Inc.	414	32,354
Konami Corp.	1,700	42,814
Microsoft Corp.	756	28,962
NetSuite, Inc.(c)	196	22,558
Nexon Co., Ltd.	4,800	40,844
Nintendo Co., Ltd.	300	37,080
Nuance Communications, Inc.(c)	1,064	16,269
Open Text Corp.	442	22,537
Oracle Corp.	787	30,780
Oracle Corp. Japan	1,300	54,245
Red Hat, Inc.(c)	379	22,357
Sage Group PLC (The)	11,937	86,200
Salesforce.com, Inc.(c)	298	18,586
SAP AG	821	66,035
ServiceNow, Inc.(c)	338	23,004
Symantec Corp.	1,055	22,661
Synopsys, Inc.(c)	754	30,462
Trend Micro, Inc./Japan	1,200	40,372
VMware, Inc. - Class A(c)	243	23,340
Workday, Inc. - Class A(c)	247	27,150

		1,020,418

		4,973,811

Company	Shares	U.S. $ Value
Telecommunication Services – 0.6%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	1,230	$39,274
BCE, Inc.	1,037	45,234
Belgacom SA	2,308	69,431
Bell Aliant, Inc.	945	22,821
BT Group PLC	10,483	72,100
CenturyLink, Inc.	993	31,041
Deutsche Telekom AG	3,899	65,960
Elisa Oyj	3,171	88,764
Frontier Communications Corp.(d)	4,814	23,492
Hellenic Telecommunications Organization SA(c)	2,680	46,888
HKT Trust and HKT Ltd.	43,000	46,058
Iliad SA	216	52,682
Inmarsat PLC	4,613	53,639
Koninklijke KPN NV(c)	13,108	46,717
Level 3 Communications, Inc.(c)	568	20,914
Nippon Telegraph & Telephone Corp.	1,000	56,299
Orange SA	4,552	56,773
PCCW Ltd.	94,000	44,574
Portugal Telecom SGPS SA	12,076	54,072
Singapore Telecommunications Ltd.	15,000	42,507
Swisscom AG	163	96,474
TDC A/S	5,994	59,535
Telecom Corp. of New Zealand Ltd.	21,557	45,231
Telecom Italia SpA (ordinary shares)	28,504	32,377
Telecom Italia SpA (savings shares)	42,578	37,278
Telefonica Deutschland Holding AG	9,314	74,513
Telefonica SA	4,848	74,127
Telekom Austria AG	5,023	48,835
Telenor ASA	3,737	82,335
TeliaSonera AB	12,158	93,587
Telstra Corp., Ltd.	19,528	88,095
Telus Corp.	639	22,639
Verizon Communications, Inc. (London)	347	16,421
Verizon Communications, Inc.	747	35,542
Vivendi SA	2,072	59,084
Windstream Holdings, Inc.	2,276	18,254
Ziggo NV	1,375	62,695

		1,926,262

Wireless Telecommunication Services – 0.1%
Crown Castle International Corp.(c)	391	29,677
KDDI Corp.	760	46,478
Millicom International Cellular SA	548	57,060
NTT DoCoMo, Inc.	3,400	56,670
Rogers Communications, Inc. - Class B	807	31,193
SBA Communications Corp. - Class A(c)	340	32,358
Softbank Corp.	500	37,892
Sprint Corp.(c)	1,454	12,708
StarHub Ltd.	13,000	42,895
T-Mobile US, Inc.(c)	456	13,908
Tele2 AB - Class B	6,593	81,711
Vodafone Group PLC(c)	7,201	30,004

		472,554

		2,398,816

Total Common Stocks (cost $57,989,754)		63,909,461

Company		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES – 13.3%
Australia – 3.7%
Australia Government Bond
Series 124
5.75%, 5/15/21	AUD	9,990	$10,068,921
Series 138
3.25%, 4/21/29(a)		7,175	5,567,900

			15,636,821

New Zealand – 4.9%
New Zealand Government Bond
Series 423
5.50%, 4/15/23	NZD	10,425	9,340,868
Series 521
6.00%, 5/15/21		11,935	10,998,530

			20,339,398

Norway – 4.7%
Norway Government Bond
Series 474
3.75%, 5/25/21	NOK	109,785	19,638,565

Total Governments - Treasuries (cost $58,687,937)			55,614,784

		Shares
INVESTMENT COMPANIES – 10.8%
Funds and Investment Trusts – 10.8%
AllianceBernstein Cayman Global Risk Allocation Mutual Funds		1,169,956	16,543,175
Invesco Municipal Opportunity Trust		300,406	3,679,973
iShares FTSE A50 China Index ETF		12,023,800	13,030,025
iShares National AMT-Free Muni Bond ETF(d)		53,199	5,705,061
Market Vectors High Yield Municipal Index ETF		185,462	5,491,530
WisdomTree Japan Hedged Equity Fund		15,952	761,070

Total Investment Companies (cost $42,687,428)			45,210,834

		Principal Amount (000)
MORTGAGE PASS-THROUGHS – 1.6%
Agency Fixed Rate 30-Year – 1.6%
Federal National Mortgage Association
3.00%, 8/01/43-12/01/43	U.S.$	3,675	3,574,664
3.50%, 3/01/44, TBA		3,100	3,142,625

Total Mortgage Pass-Throughs (cost $6,713,343)			6,717,289

Company	Shares	U.S. $ Value
PREFERRED STOCKS – 1.0%
Financials – 1.0%
Real Estate Investment Trusts (REITs) – 1.0%
Hersha Hospitality Trust
Series C
6.875% (d)	60,000	$1,363,800
Pebblebrook Hotel Trust
6.50%	65,950	1,457,495
Sabra Health Care REIT, Inc.
Series A
7.125%	53,175	1,279,922

Total Preferred Stocks (cost $4,478,125)		4,101,217

SHORT-TERM INVESTMENTS – 4.9%
Investment Companies – 4.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08%(e) (cost $20,555,530)	20,555,530	20,555,530

Total Investments Before Security Lending Collateral for Securities Loaned – 92.9% (cost $381,670,747)		388,835,906

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AllianceBernstein Exchange Reserves - Class I, 0.07%(e) (cost $4,384,647)	4,384,647	4,384,647

Total Investments – 93.9% (cost $386,055,394)(f)		$393,220,553
Other assets less liabilities – 6.1%(g)		25,425,092

Net Assets – 100.0%		$418,645,645

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr JGB Mini Futures	101	March 2014	$14,326,406	$14,407,163	$80,757
Brent Crude Futures	25	November 2014	2,652,886	2,636,000	(16,886)
Cattle Feeder Futures	53	May 2014	4,567,611	4,603,050	35,439
CBOE VIX Futures	274	April 2014	4,269,794	4,301,800	32,006
Cocoa Futures	136	May 2014	3,746,706	4,021,520	274,814
Coff Robusta Futures	133	July 2014	2,599,663	2,690,590	90,927
Coffee ‘C’ Futures	34	May 2014	2,208,220	2,298,825	90,605
Copper London Metal Exchange Futures	16	April 2014	2,908,234	2,815,200	(93,034)
Copper London Metal Exchange Futures	20	May 2014	3,529,118	3,508,500	(20,618)
Corn Futures	116	May 2014	2,681,795	2,688,300	6,505
Cotton No. 2 Futures	117	December 2014	4,540,800	4,552,470	11,670

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Euro Bund Futures	57	June 2014	$11,210,797	$11,209,916	$(881)
Euro Buxl 30 Yr Futures	3	June 2014	528,881	529,207	326
Gas Oil (ICE) Futures	31	May 2014	2,872,206	2,838,825	(33,381)
Gasoline RBOB Futures	20	May 2014	2,483,833	2,468,004	(15,829)
Gold 100 OZ Futures	48	April 2014	6,125,699	6,343,680	217,981
KC Wheat Futures	89	July 2014	3,009,039	2,983,725	(25,314)
Lead London Metal Exchange Futures	50	March 2014	2,653,907	2,651,875	(2,032)
Lead London Metal Exchange Futures	56	June 2014	2,987,483	2,991,800	4,317
Lean Hogs Futures	132	June 2014	5,698,834	5,925,480	226,646
Live Cattle Futures	126	June 2014	6,727,713	6,763,680	35,967
MSCI EAFE Mini Index Futures	317	March 2014	29,673,018	30,579,405	906,387
MSCI Emerging Market Mini Futures	565	March 2014	28,123,756	27,040,900	(1,082,856)
Natural Gas Futures	30	March 2014	1,183,287	1,382,700	199,413
Nickel London Metal Exchange Futures	31	June 2014	2,652,637	2,739,780	87,143
Nickel London Metal Exchange Futures	27	March 2014	2,248,558	2,381,238	132,680
NY Harb USLD Futures	21	March 2014	2,601,503	2,660,377	58,874
Platinum Futures	26	April 2014	1,852,103	1,880,840	28,737
Platinum Futures	16	July 2014	1,160,837	1,158,560	(2,277)
PRI Alum London Metal Exchange Futures	89	April 2014	3,860,466	3,857,371	(3,095)
PRI Alum London Metal Exchange Futures	77	March 2014	3,439,378	3,309,364	(130,014)
S&P 500 E Mini Index Futures	806	March 2014	73,207,676	74,861,280	1,653,604
S&P TSX 60 Index Futures	35	March 2014	4,950,125	5,135,736	185,611
Silver Futures	37	May 2014	4,021,336	3,929,585	(91,751)
Soybean Futures	51	November 2014	2,891,898	2,981,587	89,689
Soybean Meal Futures	59	September 2014	2,267,045	2,345,250	78,205
Soybean Oil Futures	127	July 2014	3,130,601	3,190,494	59,893
Sugar 11 Futures	179	June 2014	3,442,240	3,566,539	124,299
TOPIX Index Futures	41	March 2014	4,959,018	4,878,746	(80,272)
U.S. 10 Yr Note (CBT) Futures	347	June 2014	43,015,592	43,212,344	196,752
U.S. Ultra Bond (CBT) Futures	208	June 2014	29,211,308	29,867,500	656,192
Wheat (CBT) Futures	91	May 2014	2,788,771	2,740,238	(48,533)
WTI Crude Futures	27	November 2014	2,567,977	2,569,590	1,613
Zinc London Metal Exchange Futures	66	April 2014	3,379,442	3,432,000	52,558
Zinc London Metal Exchange Futures	56	March 2014	2,821,770	2,919,000	97,230
Sold Contracts
10 Yr Canada Govt Bond Futures	93	June 2014	10,880,631	10,968,843	(88,212)
10 Yr JGB Mini Futures	188	March 2014	26,628,481	26,817,294	(188,813)
CBOE VIX Futures	274	May 2014	4,460,295	4,493,600	(33,305)
Copper London Metal Exchange Futures	16	April 2014	2,828,766	2,815,200	13,566
Euro BTP Italian Govt Bond Futures	79	March 2014	12,585,103	13,101,604	(516,501)
Euro Bund Futures	61	June 2014	11,948,483	11,996,577	(48,094)
Euro OAT Futures	66	March 2014	12,077,422	12,436,037	(358,615)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2014	Unrealized Appreciation/ (Depreciation)
Lead London Metal Exchange Futures	50	March 2014	$2,648,955	$2,651,875	$(2,920)
Nickel London Metal Exchange Futures	27	March 2014	2,304,008	2,381,238	(77,230)
PRI Alum London Metal Exchange Futures	77	March 2014	3,309,685	3,309,364	321
U.S. T-Note 10 Yr (CBT) Futures	344	June 2014	42,632,006	42,838,750	(206,744)
Zinc London Metal Exchange Futures	56	March 2014	2,868,480	2,919,000	(50,520)

					$2,513,000

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	SEK	22,598	USD	3,388	3/18/14	$(135,639)
Barclays Bank PLC Wholesale	GBP	106	USD	176	6/18/14	(1,624)
BNP Paribas SA	NZD	24,705	USD	20,497	3/14/14	(200,140)
BNP Paribas SA	USD	206	JPY	20,920	3/18/14	(582)
Citibank, NA	CHF	1,958	USD	2,171	3/18/14	(55,506)
Citibank, NA	BRL	58,428	USD	25,459	7/14/14	1,379,693
Citibank, NA	USD	23,922	BRL	58,428	7/14/14	157,746
Credit Suisse International	CAD	701	USD	639	3/18/14	5,911
Credit Suisse International	EUR	2,320	USD	3,121	3/18/14	(80,961)
Credit Suisse International	USD	1,729	CAD	1,889	3/18/14	(23,496)
Credit Suisse International	USD	393	JPY	39,974	3/18/14	(359)
Deutsche Bank AG London	CAD	6,534	USD	6,003	3/18/14	104,181
Deutsche Bank AG London	USD	429	JPY	43,477	3/18/14	(1,398)
Goldman Sachs Capital Markets LP	NOK	120,224	USD	19,579	3/06/14	(450,627)
Goldman Sachs Capital Markets LP	JPY	158,271	USD	1,567	3/18/14	12,173
Goldman Sachs Capital Markets LP	TRY	34,624	USD	15,617	3/18/14	22,677
Goldman Sachs Capital Markets LP	USD	10,773	JPY	1,123,382	3/18/14	266,580
Goldman Sachs Capital Markets LP	USD	1,514	CAD	1,691	6/18/14	8,861
JPMorgan Chase Bank, NA	CAD	12,515	USD	11,790	3/18/14	491,506
Royal Bank of Canada	CAD	1,195	USD	1,136	3/18/14	57,403
Royal Bank of Scotland PLC	AUD	17,751	USD	15,791	3/07/14	(45,500)
Royal Bank of Scotland PLC	JPY	1,458,121	USD	14,295	3/18/14	(33,605)
Royal Bank of Scotland PLC	USD	3,358	CAD	3,580	3/18/14	(125,569)
Royal Bank of Scotland PLC	USD	609	SEK	3,956	3/18/14	7,973
Royal Bank of Scotland PLC	JPY	61,478	USD	600	6/18/14	(4,816)
Royal Bank of Scotland PLC	USD	3,071	CAD	3,410	6/18/14	472
Standard Chartered Bank	EUR	160	USD	218	6/18/14	(3,346)
State Street Bank & Trust Co.	NOK	1,842	USD	296	3/06/14	(10,475)
State Street Bank & Trust Co.	USD	97	NOK	582	3/06/14	476
State Street Bank & Trust Co.	USD	158	AUD	177	3/07/14	(158)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CAD	1,404	USD	1,262	3/18/14	$(5,739)
State Street Bank & Trust Co.	DKK	3,680	USD	667	3/18/14	(13,904)
State Street Bank & Trust Co.	EUR	52,619	USD	71,961	3/18/14	(667,918)
State Street Bank & Trust Co.	GBP	71	USD	116	3/18/14	(2,995)
State Street Bank & Trust Co.	JPY	2,630,262	USD	25,194	3/18/14	(653,398)
State Street Bank & Trust Co.	NOK	4,432	USD	706	3/18/14	(32,368)
State Street Bank & Trust Co.	SEK	140,609	USD	21,464	3/18/14	(461,112)
State Street Bank & Trust Co.	SGD	1,034	USD	810	3/18/14	(5,226)
State Street Bank & Trust Co.	TRY	9,804	USD	4,552	3/18/14	136,036
State Street Bank & Trust Co.	TRY	37,909	USD	16,876	3/18/14	(197,436)
State Street Bank & Trust Co.	USD	348	CAD	371	3/18/14	(12,819)
State Street Bank & Trust Co.	USD	84	EUR	62	3/18/14	1,840
State Street Bank & Trust Co.	EUR	175	USD	238	6/18/14	(3,555)
State Street Bank & Trust Co.	USD	11,303	EUR	8,190	6/18/14	1,602
State Street Bank & Trust Co.	USD	5,516	JPY	563,000	6/18/14	19,382
State Street Bank & Trust Co.	USD	2,663	SEK	17,100	6/18/14	(519)
State Street Bank & Trust Co.	USD	4,854	TRY	11,060	6/18/14	(8,937)
UBS AG	AUD	3,649	USD	3,201	3/18/14	(51,957)
UBS AG	CAD	3,023	USD	2,729	3/18/14	202
UBS AG	GBP	3,082	USD	5,029	3/18/14	(131,277)
UBS AG	HKD	11,030	USD	1,421	3/18/14	(581)
UBS AG	JPY	1,300,626	USD	12,849	3/18/14	68,536
UBS AG	NZD	304	USD	246	3/18/14	(8,391)
UBS AG	USD	3,664	SEK	23,704	3/18/14	32,523

						$(656,160)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC (CME Group)	AUD	2,640	11/11/18	6 Month BBSW	3.763%	$30,664
Morgan Stanley & Co. LLC (CME Group)		1,710	11/21/18	6 Month BBSW	3.785%	20,303
Morgan Stanley & Co. LLC (CME Group)	NOK	3,190	11/22/18	6 Month NIBOR	2.440%	488
Morgan Stanley & Co. LLC (CME Group)	JPY	173,610	12/06/18	6 Month LIBOR	0.354%	4,834

				Rate Type
Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC (CME Group)		$21,510	12/17/18	1.623%	3 Month LIBOR	$(124,294)
Morgan Stanley & Co. LLC (CME Group)	AUD	11,210	1/13/19	6 Month BBSW	3.758%	90,252
Morgan Stanley & Co. LLC (CME Group)	SEK	166,010	1/14/19	3 Month STIBOR	2.090%	301,170
Morgan Stanley & Co. LLC (CME Group)	NOK	66,130	1/14/19	6 Month NIBOR	2.463%	1,342
Morgan Stanley & Co. LLC (CME Group)	AUD	14,690	2/04/19	6 Month BBSW	3.653%	40,449
Morgan Stanley & Co. LLC (CME Group)	SEK	129,940	2/05/19	3 Month STIBOR	1.975%	99,296
Morgan Stanley & Co. LLC (CME Group)	NOK	113,120	2/05/19	6 Month NIBOR	2.405%	(69,083)
Morgan Stanley & Co. LLC (CME Group)	JPY	68,630	2/05/19	6 Month LIBOR	0.335%	790
Morgan Stanley & Co. LLC (CME Group)	AUD	3,540	2/28/19	6 Month BBSW	3.616%	827
Morgan Stanley & Co. LLC (CME Group)	SEK	27,450	3/03/19	3 Month STIBOR	1.823%	(16,506)
Morgan Stanley & Co. LLC (CME Group)	NOK	27,890	3/03/19	6 Month NIBOR	2.445%	(15,978)
Morgan Stanley & Co. LLC (CME Group)	JPY	25,070	3/03/19	6 Month LIBOR	0.303%	(184)
Morgan Stanley & Co. LLC (CME Group)	CAD	11,100	10/22/23	3 Month CDOR	2.945%	246,345
Morgan Stanley & Co. LLC (CME Group)		620	11/20/23	3 Month CDOR	2.965%	13,541
Morgan Stanley & Co. LLC (CME Group)		1,280	12/04/23	3 Month CDOR	3.038%	34,331
Morgan Stanley & Co. LLC (CME Group)		$11,560	12/17/23	3 Month LIBOR	2.923%	223,177
Morgan Stanley & Co. LLC (CME Group)	CAD	20,180	1/10/24	3 Month CDOR	3.010%	446,178
Morgan Stanley & Co. LLC (CME Group)		15,580	1/31/24	3 Month CDOR	2.780%	34,437
Morgan Stanley & Co. LLC (CME Group)	SEK	7,380	2/05/24	3 Month STIBOR	2.628%	6,783
Morgan Stanley & Co. LLC (CME Group)	CAD	5,130	2/26/24	3 Month CDOR	2.799%	10,367
Morgan Stanley & Co. LLC (CME Group)	SEK	65,390	2/26/24	3 Month STIBOR	2.591%	13,879
Morgan Stanley & Co. LLC (CME Group)		3,610	3/03/24	3 Month STIBOR	2.521%	(3,117)

				Rate Type
Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC (CME Group)	AUD	3,590	12/05/28	6 Month BBSW	4.980%	$97,113
Morgan Stanley & Co. LLC (CME Group)	NOK	35,030	1/14/29	6 Month NIBOR	3.465%	36,643
Morgan Stanley & Co. LLC (CME Group)	AUD	4,480	2/04/29	6 Month BBSW	4.765%	8,948
Morgan Stanley & Co. LLC (CME Group)	NOK	14,340	2/05/29	6 Month NIBOR	3.345%	(22,053)
Morgan Stanley & Co. LLC (CME Group)	AUD	1,210	2/28/29	6 Month BBSW	4.740%	(2,108)
Morgan Stanley & Co. LLC (CME Group)	NOK	3,230	3/03/29	6 Month NIBOR	3.365%	(4,739)
Morgan Stanley & Co. LLC (CME Group)	AUD	140	11/11/43	6 Month BBSW	4.930%	2,601
Morgan Stanley & Co. LLC (CME Group)	GBP	6,910	1/10/44	6 Month LIBOR	3.340%	162,089
Morgan Stanley & Co. LLC (CME Group)	AUD	1,080	1/13/44	6 Month BBSW	4.993%	25,473
Morgan Stanley & Co. LLC (CME Group)		530	2/04/44	6 Month BBSW	4.888%	3,936
Morgan Stanley & Co. LLC (CME Group):	CAD	2,350	11/08/23	3 Month CDOR	2.973%	54,848
Morgan Stanley & Co. LLC/(LCH, Clearnet)	NZD	6,710	10/25/15	3 Month BKBM	3.479%	(5,119)
Morgan Stanley & Co. LLC/(LCH, Clearnet)		26,670	11/12/15	3 Month BKBM	3.505%	(22,389)
Morgan Stanley & Co. LLC/(LCH, Clearnet)		7,760	11/22/15	3 Month BKBM	3.555%	(3,578)
Morgan Stanley & Co. LLC/(LCH, Clearnet)		26,860	12/06/15	3 Month BKBM	3.745%	54,137
Morgan Stanley & Co. LLC/(LCH, Clearnet)		9,600	1/14/16	3 Month BKBM	3.790%	10,496
Morgan Stanley & Co. LLC/(LCH, Clearnet)		80,880	2/05/16	3 Month BKBM	3.841%	237,590
Morgan Stanley & Co. LLC/(LCH, Clearnet)		20,590	3/03/16	3 Month BKBM	3.803%	(8,522)
Morgan Stanley & Co. LLC/(LCH, Clearnet)		1,810	1/14/19	3 Month BKBM	4.630%	14,306
Morgan Stanley & Co. LLC/(LCH, Clearnet)		590	2/05/19	3 Month BKBM	4.543%	3,071
Morgan Stanley & Co. LLC/(LCH, Clearnet)	SEK	72,700	2/26/24	2.592%	3 Month STIBOR	(16,442)

				Rate Type
Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(LCH, Clearnet)	SEK	3,870	2/26/24	3 Month STIBOR	2.592%	$(4,164)

						$2,012,428

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	MXN	272,995	8/06/14	4 Week TIIE	4.325%	$46,102

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
iTraxx-EUROPE Series 19 5Year Index, 6/20/18*	1.00%	0.62%	EUR	380	$9,396	$13,166
CDX-NAIG Series 20 5 Year Index, 6/20/18*	1.00	0.55		$230	4,786	2,225
CDX-NAIG Series 21 5 Year Index, 12/20/18*	1.00	0.64		590	11,167	1,483
CDX-NAHY Series 21 5 Year Index, 12/20/18*	5.00	3.09		300	27,242	4,019
iTraxx-EUROPE Series 20 5 Year Index, 12/20/18*	1.00	0.71	EUR	250	5,433	810
CDX-NAHY Series 21 5 Year Index, 12/20/18*	5.00	3.09		$1,060	96,255	12,107

Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 21 5 Year Index, 12/20/18*	1.00%	0.64%		$700	$13,249	$1,672
iTraxx-XOVER Series 20 5 Year Index, 12/20/18*	5.00	2.58	EUR	320	50,692	10,391
CDX-NAHY Series 21 5 Year Index, 12/20/18*	5.00	3.09		$990	89,898	24,286
CDX-NAIG Series 21 5 Year Index, 12/20/18*	1.00	0.64		3,080	58,297	16,236
iTraxx-XOVER Series 20 5 Year Index, 12/20/18*	5.00	2.58	EUR	1,010	159,995	69,297
iTraxx-EUROPE Series 20 5 Year Index, 12/20/18*	1.00	0.71		$760	16,515	9,545
CDX-NAHY Series 21 5 Year Index, 12/20/18*	5.00	3.09		340	30,874	9,487

					$573,799	$174,724

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, N.A.
CDX-CMBX.NA, 5/11/63*	3.00%	—%	$2,360	$(24,228)	$(226,837)	$202,609
CDX-EM Series 19 5 Year Index, 6/20/18*	5.00	3.13	1,550	126,896	121,076	5,820
Citibank, N.A.
CDX-CMBX.NA, 5/11/63*	3.00	—	4,725	(36,302)	(467,017)	430,715

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 28, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-EM Series 19 5 Year Index, 12/20/18*	5.00%	2.98%	$360	$34,402	$37,684	$(3,282)
CDX-EM Series 19 5 Year Index, 6/20/18*	5.00	3.13	320	26,198	22,522	3,676
CDX-EM Series 19 5 Year Index, 6/20/18*	5.00	3.13	650	53,215	49,792	3,423
CDX-EM Series 19 5 Year Index, 6/20/18*	5.00	3.13	670	54,852	58,574	(3,722)
CDX-EM Series 20 5 Year Index, 12/20/18*	5.00	2.98	2,700	258,016	259,481	(1,465)
Deutsche Bank AG London
CDX-EM Series 19 5 Year Index, 6/20/18*	5.00	3.13	1,100	90,055	68,241	21,814

				$583,104	$(76,484)	$659,588

*	Termination date
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate market value of these securities amounted to $22,624,124 or 5.4% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $588,190.
(c)	Non-income producing security.
(d)	Represents entire or partial securities out on loan.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of February 28, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,665,924 and gross unrealized depreciation of investments was $(9,500,765), resulting in net unrealized appreciation of $7,165,159.
(g)	An amount of U.S. $15,252,772 has been segregated to collateralize margin requirements for the open futures contracts at February 28, 2014.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-EM – Emerging Market Credit Default Swap Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

INTRCONX – Inter-Continental Exchange

LCH – London Clearing House

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

REG – Registered Shares

REIT – Real Estate Investment Trust

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIIE – Banco de México Equilibrium Interbank Interest Rate

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WTI – West Texas Intermediate

COUNTRY BREAKDOWN *

February 28, 2014 (unaudited)

31.9%	United States
9.8%	Japan
8.1%	Turkey
6.7%	Germany
5.3%	New Zealand
5.2%	Norway
4.9%	Australia
4.9%	France
4.8%	Canada
4.7%	Italy
4.3%	Sweden
1.4%	United Kingdom
0.6%	Switzerland
2.1%	Other
5.3%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2014. The Fund’s country breakdown is expressed as a percentage of total investments (Excluding Security Lending Collateral) and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Austria, Belgium, Cayman Islands, Colombia, Denmark, Finland, Greece, Ireland, Jersey (Channel Islands), Macau, Netherlands, Portugal, Singapore and Spain.

AllianceBernstein Global Risk Allocation Fund

February 28, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$–0–	$192,726,791	$–0–	$192,726,791
Common Stocks:
Consumer Staples	3,218,595	5,209,797	–0–	8,428,392
Health Care	2,812,823	4,987,419	–0–	7,800,242
Consumer Discretionary	2,935,178	4,781,991	–0–	7,717,169
Financials	2,718,050	4,693,000	–0–	7,411,050
Industrials	2,537,646	4,692,040	–0–	7,229,686
Materials	2,433,783	4,659,938	–0–	7,093,721
Energy	2,621,925	2,937,687	–0–	5,559,612
Utilities	1,938,652	3,358,310	–0–	5,296,962
Information Technology	2,297,205	2,676,606	–0–	4,973,811
Telecommunication Services	624,610	1,774,206	–0–	2,398,816
Governments - Treasuries	–0–	55,614,784	–0–	55,614,784

Investment Companies	45,210,834	–0–	–0–	45,210,834
Mortgage Pass-Throughs	–0–	6,717,289	–0–	6,717,289
Preferred Stocks	4,101,217	–0–	–0–	4,101,217
Short-Term Investments	20,555,530	–0–	–0–	20,555,530
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,384,647	–0–	–0–	4,384,647

Total Investments in Securities	98,390,695	294,829,858	–0–	393,220,553
Other Financial Instruments* :
Assets:
Futures	5,730,727	–0–	–0–	5,730,727
Forward Currency Exchange Contracts	–0–	2,775,773	–0–	2,775,773
Centrally Cleared Interest Rate Swaps	–0–	2,330,704	–0–	2,330,704
Interest Rate Swaps	–0–	46,102	–0–	46,102
Centrally Cleared Credit Default Swaps	–0–	174,724	–0–	174,724
Credit Default Swaps	–0–	668,057	–0–	668,057
Liabilities:
Futures	(3,137,455)	(80,272)	–0–	(3,217,727)
Forward Currency Exchange Contracts	–0–	(3,431,933)	–0–	(3,431,933)
Centrally Cleared Interest Rate Swaps	–0–	(318,276)	–0–	(318,276)
Credit Default Swaps	–0–	(8,469)	–0–	(8,469)

Total+	$100,983,967	$296,986,268	$–0–	$397,970,235

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks	Total
Balance as of 11/30/13	$1,203	$1,203
Accrued discounts/(premiums)	–0–	–0–
Realized gain (loss)	10	10
Change in unrealized appreciation/depreciation	(10)	(10)
Purchases	–0–	–0–
Sales	(1,203)	(1,203)
Transfers in to Level 3	–0–	–0–
Transfers out of Level 3	–0–	–0–

Balance as of 2/28/14	$–0–	$–0–

Net change in unrealized appreciation/depreciation from Investments held as of 2/28/14	$–0–	$–0–

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 21, 2014